UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2008

Date of reporting period: July 1, 2007 through December 31, 2007

Item 1.	Report to Stockholders

DUPREE MUTUAL FUNDS

December 31, 2007

SEMI-ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment adviser. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance: Six Months Ended December 31, 2007	(Unaudited)

The investment objective for our municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objective for our government bond fund is to provide a high level of income derived from securities of the U.S. Government and its agencies without incurring undue risk to principal. As a general rule, we do not try to anticipate market direction; instead, we attempt to buy high quality bonds at the best possible price and hold them in down markets as well as up markets.

Factors which may influence the performance of a state-specific municipal bond fund include, but are not limited to, movements in interest rates, a downgrading or upgrading of ratings assigned to bonds issued by state or local governments, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues are received by state and local governments which are used to pay debt service on issued bonds. Similarly, many factors may influence the performance of a government bond fund including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six month period ended December 31, 2007, the U.S. economy continued to grow at a respectable pace. Real gross domestic product (GDP), a measure of the output of goods and services produced by labor and property in the United States, increased at a 4.9% annualized rate in the third quarter of 2007. This compared with a 3.8% increase in real GDP during the second quarter of 2007. However, economic growth slowed considerably in the fourth quarter of 2007 with real GDP increasing at only a 0.6% (advance estimate) annualized rate. The seasonally adjusted national unemployment rate edged up during the second half of the year and reached 5.0% in December.

Most sectors of the economy continued to expand during the second half of the year with the exception of the housing industry which continued to contract. The downturn in the housing sector resulted in substantial losses in the mortgage market, particularly in the subprime area. The housing sector turmoil contributed to financial market disruptions which led to increased volatility in financial markets during the second half of the year. In response to tightening credit conditions, the Federal Reserve lowered the fed funds target rate in September from 5.25% to 4.75%. The Federal Reserve lowered the fed funds target rate again by twenty five basis points at both its October and December meetings bringing the fed funds rate down to 4.25% by year-end.

During the period under review, the municipal yield curve steepened considerably with yields on the short end of the curve falling approximately 80 basis points. Yields on short-term treasuries also fell significantly as treasuries benefited from a flight to quality as confidence in the stock market faded during the second half of the year. We continued

i

to adhere to our longstanding strategy of managing our funds to provide a high level of tax-free income to our shareholders without incurring undue risk to principal. As part of this discipline, we continued to buy higher coupon bonds in an effort to maximize current income to shareholders. Our municipal bond funds do not hold any bonds that are subject to the Alternative Minimum Tax.

A discussion of the performance of each of our funds for the six month period ended December 31, 2007 follows:

The Kentucky Tax-Free Income Series provided shareholders with a total return of 3.51% for the period under review. This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of 3.22%. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.45% for the period under review which also compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of 3.22%. The Kentucky Tax-Free Income Series held a substantial number of pre-refunded bonds which helped it outperform the index.

The Tennessee Tax-Free Income Series provided shareholders with a total return of 2.92% for the period under review. This performance lagged the Lehman Brothers Municipal Bond Index which had a total return of 3.22%. This small underperformance was the result of owning a larger amount of bonds in the 20-30 year maturity range, a portion of the yield curve which slightly underperformed other maturity ranges. The Tennessee Tax-Free Short-to-Medium Series provided shareholders with a total return of 2.61% which also lagged the Lehman Brothers Municipal Bond Index which had a total return of 3.22%. This underperformance resulted from a downward re-pricing of a defaulted bond comprising approximately 2.41% of the par value of the portfolio at year-end.

The North Carolina Tax-Free Income Series provided shareholders with a total return of 3.25% for the period under review. This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of 3.22%. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 3.41% for the period under review which also compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of 3.22%.

The Alabama Tax-Free Income Series provided shareholders with a total return of 3.20% for the period under review. This performance closely approximated the performance of the Lehman Brothers Municipal Bond Index which had a total return of 3.22%.

The Mississippi Tax-Free Income Series provided shareholders with a total return of 3.23% for the period under review. This performance compared favorably with the Lehman Brothers Municipal Bond Index which had a total return of 3.22%.

The Intermediate Government Bond Series provided shareholders with a total return of 6.65% for the period under review. This performance slightly lagged the Lehman Brothers U.S. Government Intermediate Bond Index which had a total return of 6.83%.

It should be noted that the Lehman Brothers Municipal Bond and Government Bond Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

At the end of the review period, economic growth continued to be restrained by a weak housing sector and rising energy costs. Energy prices spiked towards the end of 2007 which contributed to an increase in inflation, as measured by the Consumer Price Index (CPI), which rose by 4.1% in December compared with a year earlier. The core CPI, which excludes food and energy, rose 2.4% in December compared with a year earlier. The economic forecast for 2008 is for economic growth to be below trend with the weak housing market continuing to act as a drag on the overall economy. Many economists believe that if the economy continues to slow inflationary pressures will ease.

Overall, we were pleased with the performance of all of our funds during the period under review. We believe that adhering to our longstanding policy of buying high quality investment grade bonds at the best prices possible helped us to achieve the desired results. We thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is no guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2007. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice.

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Kentucky Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	81.84%
Aa/AA	13.01%
A	2.72%
Baa/BBB	0.72%
Not Rated	1.71%

100.00%

COMPOSITION
Prerefunded	12.75%
General Obligation	1.58%
Certificates of Participation	0.35%
Lease Revenue	7.83%
Municipal Utilities	1.77%
Hospitals/Healthcare	1.59%
State and Local Mortgage	0.56%
University Consolidated
Education	0.31%
Public Facilities	0.76%
Insured Municipals	66.31%
Escrowed to Maturity	6.19%

100.00%

Kentucky Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	60.03%
Aa/AA	33.95%
A	3.27%
Baa/BBB	0.94%
Not Rated	1.81%

100.00%

COMPOSITION
Variable Rate	1.67%
Prerefunded	7.87%
General Obligation	5.02%
Certificates of Participation	1.39%
Lease Revenue	17.32%
Municipal Utilities	1.86%
Hospitals/Healthcare	3.25%
Insured Municipals	59.37%
Escrowed to Maturity	2.25%

100.00%

Alabama Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	79.46%
Aa/AA	15.67%
A	0.87%
Baa/BBB	0.87%
Not Rated	3.13%

100.00%

COMPOSITION
Variable Rate	6.82%
Prerefunded	11.99%
Municipal Utilities	1.02%
Industrial Revenue	0.87%
Hospitals/Healthcare	0.43%
University Consolidated Education	1.06%
Public Facilities	1.77%
Insured Municipals	76.04%

100.00%

Mississippi Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	83.89%
Aa/AA	10.78%
A	0.22%
Baa/BBB	3.05%
Not Rated	2.06%

100.00%

COMPOSITION
Prerefunded	5.12%
General Obligation	15.11%
Insured Municipals	78.62%
Escrowed to Maturity	1.15%

100.00%

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Tennessee Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	64.58%
Aa/AA	33.79%
A	0.32%
Baa/BBB	1.31%

100.00%

COMPOSITION
Prerefunded	5.35%
General Obligation	13.56%
Lease Revenue	0.26%
Municipal Utilities	1.99%
Industrial Revenue	0.18%
Hospitals/Healthcare	11.47%
State and Local Mortgage	3.28%
University Consolidated Education	1.72%
Insured Municipals	60.95%
Escrowed to Maturity	1.24%

100.00%

Tennessee Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	74.52%
Aa/AA	20.79%
Baa/BBB	3.99%
Not Rated	0.70%

100.00%

COMPOSITION
Prerefunded	4.02%
General Obligation	10.65%
Lease Revenue	3.99%
Municipal Utilities	1.71%
Hospitals/Healthcare	1.01%
State and Local Mortgage	0.70%
Insured Municipals	77.92%

100.00%

North Carolina Tax-Free Income Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	77.22%
Aa/AA	18.94%
A	3.84%

100.00%

COMPOSITION
Prerefunded	5.94%
General Obligation	1.94%
Certificates of Participation	11.17%
Lease Revenue	3.06%
Municipal Utilities	0.94%
Hospitals/Healthcare	2.14%
State and Local Mortgage	0.41%
Insured Municipals	73.81%
Escrowed to Maturity	0.59%

100.00%

North Carolina Tax-Free Short-to-Medium Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	73.72%
Aa/AA	25.24%
Baa/BBB	1.04%

100.00%

COMPOSITION
Variable Rate	4.21%
Prerefunded	2.87%
General Obligation	4.99%
Certificates of Participation	14.44%
Lease Revenue	3.72%
Hospitals/Healthcare	2.35%
University Consolidated Education	1.74%
Insured Municipals	65.68%

100.00%

v

The illustrations below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Intermediate Government Bond Series

% of Investments at market
CREDIT QUALITY
Aaa/AAA	100.00%

COMPOSITION
Federal Farm Credit Banks	23.00%
Federal Home Loan Banks	40.80%
Federal Home Loan Mortgage	8.82%
Federal National Mortgage	22.28%
Student Loan Mortgage	5.10%

100.00%

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
74.67% of Net Assets
AL Agriculture & Mechanical University Revenues Refunding	5.000%	11/01/2024	Aaa*	$100,000	$105,329
AL Drinking Water Finance Authority Revolving Fund Loan	4.750	08/15/2027	Aaa/AAA*/AAA@	75,000	76,195
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa	10,000	10,176
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AAA*	500,000	509,115
AL State Board Education Bishop State Community College	4.600	01/01/2021	Aaa/AAA@	100,000	102,285
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	Aaa/AAA@	450,000	476,276
AL State University Revenue General Tuition & Fee -Series A	5.000	01/01/2019	Aaa/AAA*/AAA@	50,000	52,580
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	Aaa/AAA*/AAA@	150,000	156,371
AL Water Pollution Control Authority Revolving Fund Loan	5.500	08/15/2016	Aaa/AAA*	10,000	10,026
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*/AAA@	50,000	51,773
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	Aaa/AAA*/AAA@	170,000	174,806
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	Aaa/AAA*/AAA@	130,000	134,077
Alexander City AL Warrants	4.700	05/01/2021	Aaa/AAA*/AAA@	200,000	206,362
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aaa/AAA*/AAA@	260,000	270,124
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aaa/AAA*	295,000	308,853
Birmingham AL General Obligation - Series A	5.125	11/01/2022	Aaa/AAA*/AAA@	100,000	107,287
Birmingham AL Warrants Parking Improvement Series C	5.000	04/01/2031	Aaa/AAA*/AAA@	90,000	94,280
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	103,517
Birmingham AL Waterworks & Sewer Revenue Warrants - SeriesA	5.000	01/01/2023	Aaa/AAA*	125,000	132,623
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	190,942
Daphne AL Warrants	5.000	04/01/2023	Aaa/AAA*	250,000	264,163
East AL Health Care Authority Health Care Facilities Revenue	5.200	09/01/2023	AAA*/AAA@	260,000	265,769
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	AAA*/AAA@	190,000	199,340
Enterprise AL Water General Obligation	5.000	10/01/2019	Aaa/AAA*/AAA@	55,000	58,893
Enterprise AL Water General Obligation	5.000	10/01/2023	Aaa/AAA*/AAA@	450,000	471,479
Gasden AL Warrants - Series B	4.600	08/01/2022	Aaa/AAA@	100,000	102,681
Homewood AL Educational Building Authority Revenue Samford	5.000	12/01/2034	Aaa	200,000	208,614
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*/AAA@	35,000	36,469
Huntsville AL Capital Improvement Warrants - Series C	4.500	11/01/2021	Aaa/AAA*/AAA@	200,000	203,894
Huntsville AL Health Care Authority - Series A	5.000	06/01/2023	Aaa/AAA*/AAA@	140,000	142,834
Huntsville AL Health Care Authority - Series A	5.000	06/01/2024	Aaa/AAA*	100,000	104,014
Huntsville AL Public Educational Building - A&M	5.600	06/01/2014	NR*	20,000	20,358
Huntsville AL Public Educational Building	6.050	06/01/2020	NR*	150,000	153,423
Jefferson County AL Public Building Authority Lease Revenue	5.000	04/01/2026	Aaa/AAA*	150,000	157,323
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*/AAA@	50,000	52,278
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*/AAA@	30,000	30,934
Lee County AL School Warrants	5.000	02/01/2018	Aaa/AAA@	100,000	105,591
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aaa/AAA@	75,000	78,416
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	Aaa	275,000	285,541
Linden AL Warrants	5.250	06/01/2023	AA*	25,000	25,492
Madison AL Refunding Warrants	5.000	04/01/2021	Aaa/AAA*/AAA@	350,000	375,977
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1	35,000	36,605
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	20,000	20,412
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	09/01/2019	Aaa/AAA*/AAA@	50,000	52,803
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aaa/AAA*/AAA@	250,000	261,623
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aaa	100,000	103,130
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aaa/AAA*/AAA@	250,000	255,748
Phenix City AL Schools Warrants Series B	5.000	08/01/2024	Aaa/AAA*/AAA@	150,000	158,052
Roanoke AL Warrants	4.450	05/01/2020	Aaa/AAA*/AAA@	150,000	153,252
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aaa/AAA*/AAA@	50,000	50,343
Shelby County AL Board of Education Special Tax School Warrarants	5.000	02/01/2025	Aaa/AAA*	300,000	313,989
Talladega County AL Industrial Development Revenue Bond	4.700	01/01/2022	Aaa/AAA@	100,000	103,680
Trussville AL Warrants	4.800	10/01/2021	Aaa/AAA@	85,000	87,839
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	71,477
University of AL General Revenue - Series A	5.000	07/01/2034	Aaa/AAA*/AAA@	100,000	102,620
University of Southern AL University Revenue & Capital Improvement	5.000	03/15/2021	Aaa/AAA@	370,000	391,382
West Morgan - East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aaa/AAA*/AAA@	300,000	325,146

					9,104,581
GENERAL OBLIGATION BONDS
11.76% of Net Assets
AL State - Series A	5.000	06/01/2019	Aa3/AA*	30,000	30,991
AL State - Series A	5.000	06/01/2020	Aa3/AA*	100,000	103,373
AL State - Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,760
AL State - Series A	4.625	09/01/2022	Aa3/AA*	100,000	103,865
AL 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Baa1/A-*	50,000	51,248
AL 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Baa1/A-*	15,000	15,756
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*/AA-@	150,000	153,126
Birmingham AL Warrants	4.750	01/01/2023	Aa3/AA*/AA-@	225,000	228,429
Birmingham AL Capital Improvement Warrants - Series A	5.500	08/01/2025	Aa3/AA*/AA-@	100,000	105,912
Montgomery AL Warrants - Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA*/AAA@	580,000	610,844

					1,434,304

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Alabama Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
PREREFUNDED BONDS
6.68% of Net Assets
AL Agriculture & Mechanical University Revenue	5.000%	11/01/2025	Aaa/AAA*/AAA@	$100,000	$102,580
AL State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*/AAA@	110,000	114,036
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*/AAA@	100,000	103,509
Hoover AL Warrants - Series A	5.650	01/01/2014	Aa3/AA*	10,000	10,579
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*/AAA@	200,000	217,713
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*/AAA@	30,000	32,140
Montgomery AL Baptist Medical Center Special Care	5.000	11/15/2029	Aaa/AAA*	85,000	86,737
Northwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/AAA@	35,000	36,001
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*/AAA@	10,000	10,735
St Clair County AL Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*/AAA@	10,000	10,340
Southeast AL Gas District System Revenue - Series A	5.500	06/01/2020	Aaa/AAA@	10,000	10,718
University of Alabama Revenue - Birmingham	6.000	10/01/2020	Aaa/AAA*/AAA@	25,000	26,176
University AL University Revenue Hospital - Series A	5.400	09/01/2013	Aaa/AAA*/AAA@	50,000	53,420

					814,684
PUBLIC FACILITIES REVENUE BONDS
1.74% of Net Assets
AL State Public Schools & College Authority - Series B	5.000	12/01/2021	Aa3/AA*	190,000	201,706
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,274

					211,980
UNIVERSITY CONSOLIDATED EDUCATION & HOUSING
1.03% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3	120,000	126,179

					126,179
MUNICIPAL UTILITIES
1.00% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants - Series A	5.125	01/01/2017	A2/AA-*	20,000	20,400
Birmingham AL Water & Sewer Revenue Warrants - Series A	4.750	01/01/2021	A2/AA-*	100,000	101,504

					121,904
INDUSTRIAL REVENUE BONDS
.86% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	BBB*	75,000	78,209
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	BBB*	25,000	26,059
					104,268
HOSPITALS AND HEALTHCARE
.42% of Net Assets
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3	50,000	51,695

					51,695

Total Investments (cost $11,814,436)(See (a) below for further explanation) 98.16% of Net Assets					$11,969,595

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$189,865
Unrealized depreciation	(34,706)

Net unrealized appreciation	$155,159

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $11,814,436)		$11,969,595
Cash		82,416
Interest receivable		177,989
Receivable from Adviser		480

Total assets		12,230,480
LIABILITIES:
Payable for:
Distributions to shareholders	33,241
Fund shares redeemed	3
Transfer agent fee	2,218
Trustee fee	303
Accrued expenses	2,154

Total liabilities		37,919

NET ASSETS:
Capital		12,038,226
Net accumulated realized loss on investment transactions		(824)
Net unrealized appreciation in value of investments		155,159

Net assets at value		$12,192,561

NET ASSET VALUE, offering price and redemption price per share ($12,192,561 -:- 1,042,324 shares outstanding; unlimited number of shares authorized; no par value)		$11.70

STATEMENT OF OPERATIONS
For the six months ended December 31, 2007

Net investment income:
Interest income	$266,263

Expenses:
Investment advisory fee	29,797
Transfer agent fee	8,939
Custodian expense	2,400
Pricing fees	2,466
Professional fees	1,990
Trustee fees	689
Other expenses	4,411

Total expenses	50,692
Fees waived by Adviser	(21,441)
Custodian expense reduction	(2,400)

Net expenses	26,851

Net investment income	239,412

Realized and unrealized gain on investments:
Net realized gain	9,130
Net increase in unrealized appreciation	126,804

Net realized and unrealized gain on investments	135,934

Net increase in net assets resulting from operations	$375,346

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase in net assets:
Operations:
Net investment income	$239,412	$461,296
Net realized gain on investments	9,130	19,580
Net increase in unrealized appreciation	126,804	33,183

Net increase in net assets resulting from operations	375,346	514,059
Distributions to shareholders from net investment income	(239,412)	(461,296)
Distributions to shareholders from capital gains	(23,016)	—
Net fund share transactions (Note 4)	269,314	1,003,649

Total increase	382,232	1,056,412
Net assets:
Beginning of year	11,810,329	10,753,917

End of year	$12,192,561	$11,810,329

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding

	Six months ended	For the years ended June 30,
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$11.59	$11.52	$11.91	$11.45	$11.80

Income from investment operations:
Net investment income	0.23	0.47	0.47	0.48	0.51
Net gains/(losses) on securities, both realized and unrealized	0.11	0.07	(0.39)	0.46	(0.35)

Total from investment operations	0.34	0.54	0.08	0.94	0.16
Less distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.47)	(0.48)	(0.51)
Distributions from capital gains	(0.02)	0.00	0.00	0.00	0.00

Net asset value, end of year	$11.70	$11.59	$11.52	$11.91	$11.45

Total return	3.20%	4.70%	0.65%	8.36%	1.36%
Net assets, end of year (in thousands)	$12,193	$11,810	$10,754	$7,800	$5,273
Ratio of net expenses to average net assets (a)	0.23%	0.43%	0.46%	0.46%	0.40%
Ratio of net investment income to average net assets	2.02%	4.00%	3.97%	4.08%	4.36%
Portfolio turnover	4.70%	5.43%	7.72%	3.96%	16.43%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.18% and .02% for the six months ended 12/31/07; .37% and .04% for 2007; .38% and .05% for 2006; .36% and .08% for 2005; and .41% and .10% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
65.31% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aaa/AAA@	$1,240,000	$1,323,254
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA@	1,290,000	1,355,197
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2*/AAA@	1,510,000	1,581,589
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aaa/Aa3*/AAA@	3,085,000	3,195,258
Boone County KY Pollution Control Revenue - Dayton Power	4.700	01/01/2028	Aaa/AAA*/AAA@	9,595,000	9,625,032
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aaa/AAA*	4,070,000	4,276,878
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aaa/AAA*	4,265,000	4,467,246
Boone County KY Water - Florence	5.000	12/01/2015	Aaa/AAA*	1,000,000	1,065,040
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/AAA*	1,805,000	1,905,394
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/AAA*	1,900,000	2,004,975
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA*	2,100,000	2,196,453
Boyle County KY College Improvement - Centre College	4.750	06/01/2032	Aaa/AAA*	5,330,000	5,378,130
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aaa/AAA@	2,440,000	2,533,916
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aaa/AAA@	2,720,000	2,767,355
Campbell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA*/AAA@	1,000,000	1,063,080
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aaa/AAA@	980,000	993,906
Carter County KY Detention Center	5.125	05/01/2029	Aaa/AAA*	960,000	1,001,750
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	Aaa/AAA*	1,580,000	1,679,350
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA*/AAA@	2,285,000	2,419,861
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aaa/AAA*/AAA@	6,985,000	7,357,440
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aaa/AAA*/AAA@	7,340,000	7,717,276
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aaa/AA-*/AAA@	4,100,000	4,169,700
Franklin County School Building Revenue	4.750	05/01/2027	Aaa/AAA@	3,570,000	3,650,861
Greater KY Housing Assistance Corporation - Chenowith Woods	6.100	01/01/2024	Aaa/AAA*/AAA@	510,000	510,102
Greater KY Housing Assistance Corporation - Northside Apts	6.200	02/01/2025	AAA*	3,340,000	3,345,878
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa	1,235,000	1,281,436
Harden County School District Finance Corporation	4.750	06/01/2027	Aaa	1,250,000	1,278,538
Jefferson County KY Health Facilities - Jewish Hospital	5.650	01/01/2017	Aaa/AAA*	3,450,000	3,489,779
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2021	Aaa/AAA*	4,520,000	4,573,155
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Aaa/AAA*	8,675,000	8,767,215
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aaa/AAA*	3,770,000	3,863,496
Jefferson County KY School District Finance Corporation	5.250	01/01/2016	Aaa/AAA*/AAA@	1,000,000	1,036,780
Jefferson County KY School District Finance Corporation	5.250	01/01/2019	Aaa/AAA*/AAA@	2,000,000	2,067,600
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aaa/AAA*/AAA@	2,500,000	2,540,625
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aaa/AAA*/AAA@	7,545,000	7,696,428
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aaa/AAA*	5,025,000	5,218,814
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	2,940,000	2,970,194
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aaa/AAA*	3,000,000	3,075,450
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aaa/Aa3*/AAA@	4,055,000	4,313,020
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aaa/AAA@	4,465,000	4,686,955
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aaa/AAA@	4,665,000	4,880,850
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aaa/AAA*/AAA@	2,000,000	2,135,080
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aaa/AAA*/AAA@	5,600,000	5,897,976
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aaa/AAA*/AAA@	5,880,000	6,177,704
KY Asset Liability Commission	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,047,410
KY Asset Liability Project Notes	5.000	09/01/2015	Aaa/AAA*/AAA@	6,000,000	6,553,860
KY Asset/Liability University of Kentucky Project Notes	5.000	10/01/2026	Aaa/AAA*/AAA@	6,090,000	6,421,235
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aaa/AAA*	8,075,000	8,563,861
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aaa/AAA*	7,405,000	7,807,980
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aaa/AAA*	3,700,000	3,898,838
KY Economic Development Finance Authority - Ashland Hospital	5.000	02/01/2018	Aaa/AAA*/AAA@	1,500,000	1,528,140
KY Development Finance Authority - St Claire Medical	5.875	09/01/2013	AAA*	2,000,000	2,002,200
KY Development Finance Authority - St Claire Medical	5.625	09/01/2021	AAA*	2,500,000	2,502,200
KY Development Finance Authority - Methodist Hospital	5.625	02/01/2017	AAA*	6,500,000	6,620,315
KY Development Finance Authority - Appalachian Regional	5.850	10/01/2017	NR*	1,000,000	1,004,480
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,356,761
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,618,188
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,022,050
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	2,000,000	2,030,840
KY State Property & Building #73	5.000	11/01/2021	Aaa/AAA*/AAA@	1,000,000	1,061,090
KY State Property & Building #76	5.500	08/01/2021	Aaa/AAA/AAA	500,000	577,990
KY State Property & Building #83	5.000	10/01/2013	Aaa/AAA*/AAA@	610,000	659,892
KY State Property & Building #83	5.000	10/01/2017	Aaa/AAA*/AAA@	5,000,000	5,532,000
KY State Property & Building #83	5.000	10/01/2018	Aaa/AAA*/AAA@	17,750,000	19,630,790
KY State Property & Building #83	5.250	10/01/2020	Aaa/AAA*/AAA@	24,220,000	27,322,582
KY State Property & Building #88	4.750	11/01/2027	Aaa/AAA*/AAA@	4,000,000	4,091,280
KY State Property & Building #73	5.500	11/01/2017	Aaa/AAA*/AAA@	1,000,000	1,091,890
KY State Property & Building #73	5.000	11/01/2019	Aaa/AAA*/AAA@	1,360,000	1,438,758
KY State Property & Building #73	5.000	11/01/2020	Aaa/AAA*/AAA@	3,255,000	3,453,848

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building #84	5.000%	08/01/2019	Aaa/AAA*/AAA@	$10,000,000	$11,046,500
KY State Property & Building #84	5.000	08/01/2022	Aaa/AAA*/AAA@	17,500,000	19,255,775
KY State Property & Building #88	5.000	11/01/2024	Aaa/AAA*/AAA@	1,355,000	1,435,907
KY State Property & Building #80	5.250	05/01/2018	Aaa/AAA*/AAA@	2,940,000	3,298,680
KY State Property & Building #80	5.250	05/01/2020	Aaa/AAA*/AAA@	1,000,000	1,127,980
KY State Property & Building #81	5.000	11/01/2017	Aaa/AAA*/AAA@	2,060,000	2,217,157
KY State Property & Building #81	5.000	11/01/2018	Aaa/AAA*/AAA@	1,720,000	1,831,611
KY State Property & Building #81	5.000	11/01/2019	Aaa/AAA*/AAA@	2,385,000	2,532,059
KY State Property & Building #81	5.000	11/01/2020	Aaa/AAA*/AAA@	3,560,000	3,771,891
KY State Property & Building #81	5.000	11/01/2022	Aaa/AAA*/AAA@	3,930,000	4,130,351
KY State Turnpike Economic Development	5.150	07/01/2019	Aaa/AAA*/AAA@	1,000,000	1,051,890
KY State Turnpike Economic Development	5.000	07/01/2023	Aaa/AAA*/AAA@	4,325,000	4,545,618
KY State Turnpike Economic Development	5.000	07/01/2024	Aaa/AAA*/AAA@	3,770,000	3,952,430
KY State Turnpike Economic Development	5.000	07/01/2025	Aaa/AAA*/AAA@	2,000,000	2,092,840
KY State Turnpike Economic Development	5.000	07/01/2026	Aaa/AAA@/AAA*	4,720,000	4,966,856
KY State Property & Building #87	5.000	03/01/2022	Aaa/AAA*/AAA@	1,665,000	1,782,383
KY State Property & Building #87	5.000	03/01/2025	Aaa/AAA*/AAA@	4,000,000	4,231,800
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aaa/AAA@	3,150,000	3,188,840
Laurel County School District Finance Corporation	4.750	06/01/2026	Aaa	1,000,000	1,029,820
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,755,000	1,860,528
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aaa/Aa3*/AAA@	1,930,000	2,017,082
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2019	Aaa/AAA*/AAA@	2,500,000	2,534,300
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aaa/AAA*/AAA@	10,425,000	10,508,192
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aaa/AAA*/AAA@	2,855,000	3,029,983
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aaa/AAA*/AAA@	2,990,000	3,165,423
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aaa/AAA*/AAA@	3,135,000	3,300,559
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*/AAA@	3,285,000	3,452,108
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*/AAA@	5,000,000	5,231,750
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aaa/AAA*	3,270,000	3,450,504
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aaa/AAA*	3,230,000	3,396,668
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA*/AAA@	2,655,000	2,862,010
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aaa/AAA*/AAA@	2,340,000	2,382,611
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aaa/AAA*/AAA@	2,250,000	2,271,915
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aaa/AAA*/AAA@	1,490,000	1,523,346
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	AAA*	2,030,000	2,128,536
Louisville KY General Obligation - Series A	5.000	10/01/2020	Aaa/AAA*/AAA@	7,165,000	7,595,760
Louisville KY Health Care Facilities	6.650	12/20/2030	Aaa	4,832,000	5,302,927
Louisville KY Parking Authority - River City First Mortgage	5.000	12/01/2017	Aaa/AAA*/AAA@	1,000,000	1,014,560
Madison County KY School District Finance Corporation	4.500	04/01/2016	Aaa/AAA*/AAA@	695,000	719,089
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aaa/Aa3*/AAA@	1,400,000	1,480,920
McCracken County KY School District Finance Corporation	4.650	07/01/2019	Aaa/AAA@	1,655,000	1,704,385
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA@	1,725,000	1,777,130
McCracken County KY School District Finance Corportion	5.000	07/01/2022	Aaa/AAA@	4,000,000	4,193,440
McCreary County KY Courthouse & Public Square Corporation	5.400	09/01/2020	Aaa/AAA*/AAA@	1,550,000	1,632,150
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aaa/Aa3*/AAA@	1,130,000	1,152,690
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aaa/Aa3*/AAA@	2,505,000	2,542,274
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa/AAA*	2,725,000	2,824,762
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa/AAA*	2,000,000	2,080,240
Northern KY Water District	4.750	02/01/2019	Aaa/AAA*	1,000,000	1,029,100
Northern KY Water District	5.000	02/01/2020	Aaa/AAA@	3,080,000	3,224,390
Northern KY Water District	5.000	02/01/2021	Aaa/AAA@	2,635,000	2,757,528
Northern KY Water District	4.125	02/01/2021	Aaa	1,380,000	1,351,917
Northern KY Water District	4.500	02/01/2022	Aaa	1,385,000	1,409,431
Pike County KY Mortgage Revenue - Phelps Regional Health	5.350	09/20/2012	AAA*	130,000	132,600
Radcliff KY Mortgage Revenue - Lincoln Trail Care	5.650	01/20/2019	AAA*	3,015,000	3,077,622
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aaa/Aa3*/AAA@	1,815,000	1,919,726
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa/AAA@	4,165,000	4,277,872
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aaa/AAA@	1,000,000	1,052,640
Taylor County Detention Facility	4.750	09/01/2027	Aaa	2,110,000	2,150,407
Warren County KY Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA*/AAA@	1,500,000	1,519,110
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa*/AAA@	1,000,000	1,013,150
Warren County KY Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA*/AAA@	1,000,000	1,012,520

					464,928,737
PREREFUNDED BONDS
12.56% of Net Assets
Boone County KY School District Finance Corporation	5.500	09/01/2019	Aa3	1,860,000	1,953,279
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3	1,200,000	1,273,140
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3	1,090,000	1,157,842
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3	1,145,000	1,216,906
Covington Independent School District Finance Corporation	5.250	06/01/2019	Aa3	1,225,000	1,271,697
Georgetown College Project - Series A	6.000	11/15/2016	BBB-*	1,000,000	1,085,330
Georgetown College Project - Series A	6.250	11/15/2020	BBB-*	4,000,000	4,368,560
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,074,040

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY Economic Development Finance Authority - Catholic Health	5.500%	09/01/2014	Aa2/AA*/AA@	$1,375,000	$1,483,034
KY Development Finance Authority - Catholic Health	5.000	12/01/2018	Aa2/AA*/AA@	2,000,000	2,034,460
KY Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA*/AA@	2,000,000	2,134,700
KY Development Finance Authority - Catholic Health	5.250	09/01/2021	Aa2/AA*/AA@	2,000,000	2,139,980
KY State Property & Building #67	5.125	09/01/2018	Aa3/AAA*/AA-@	1,000,000	1,049,300
KY State Property & Building #85	5.000	08/01/2020	Aaa/AAA*/AAA@	5,760,000	6,355,123
KY State Property & Building #85	5.000	08/01/2022	Aaa/AAA*/AAA@	8,200,000	9,047,224
KY State Property & Building #85	5.000	08/01/2023	Aaa/AAA*/AAA@	12,500,000	13,791,500
KY State Property & Building #85	5.000	08/01/2024	Aaa/AAA*/AAA@	13,300,000	14,674,156
KY State Property & Building #85	5.000	08/01/2025	Aaa/AAA*/AAA@	5,000,000	5,516,600
KY State Property & Building #67	5.125	09/01/2016	Aa3/AAA*/AA-@	1,000,000	1,050,090
KY State Property & Building #77	5.250	08/01/2015	AAA/Aaa*/AAA@	1,140,000	1,253,077
KY State Property & Building #79	4.750	10/01/2023	Aaa/AAA*/AAA@	3,000,000	3,227,610
Knox County General Obligation	5.625	06/01/2036	AAA*/AAA@	2,490,000	2,866,015
Laurel County KY School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,348,800
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA*	1,830,000	1,884,113
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA*	2,135,000	2,198,132
University of Kentucky Housing and Dining	4.400	06/01/2017	Aaa/AAA@	2,815,000	2,968,783

					89,423,491
LEASE REVENUE BONDS
7.71% of Net Assets
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3	1,040,000	1,095,141
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3	3,000,000	3,155,940
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3	1,000,000	1,052,450
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	Baa1	1,950,000	1,925,996
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,220,419
Green County KY School District Finance Corporation	5.000	04/01/2021	Aa3	1,085,000	1,133,651
Greenup County KY School District Finance Corporation	4.650	03/01/2021	Aa3	1,650,000	1,712,123
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3	4,120,000	4,351,173
KY Area Development Districts Financing Lease - Ewing ^	5.700	06/01/2015	AA*	1,500,000	1,610,625
KY Area Development Districts Financing Lease - Ewing ^	5.600	06/01/2022	AA*	1,055,000	1,092,421
KY Area Development Districts Financing Lease - Ewing ^	5.350	12/01/2022	AA*	2,560,000	2,615,322
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	710,000	734,878
KY Area Development Districts Financing Lease - Ewing ^	5.400	12/01/2021	AA*	1,095,000	1,124,445
KY Area Development Districts Financing Lease - Ewing ^	4.700	06/01/2024	AA*	2,625,000	2,607,071
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	Aa3/A+*	400,000	402,328
KY Infrastructure Authority - Series A	5.000	06/01/2019	Aa3/A+*/AA-@	1,000,000	1,040,030
KY Infrasturcture Authority - Series E	5.000	06/01/2017	Aa3/AA-*	1,035,000	1,050,453
KY State Property & Building #68	5.250	10/01/2018	Aa3/A+*/AA-@	1,500,000	1,574,235
KY State Property & Building #68	5.000	10/01/2019	Aa3/A+*/AA-@	5,500,000	5,718,405
KY State Property & Building #73	5.500	11/01/2013	Aa3/A+*/AA-@	1,500,000	1,613,910
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,161,754
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,119,997
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,209,381
Pendleton County KY Multi-County Lease Revenue ^^	6.400	03/01/2019	A*	3,000,000	3,498,660
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,184,631
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3	1,850,000	1,943,129
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3	1,000,000	1,049,720
Scott County KY School District	5.000	03/01/2021	Aa3	1,240,000	1,310,816
Trigg County KY School District Finance Corporation	4.600	04/01/2018	Aa3	1,700,000	1,730,889
Whitley County KY School Finance	4.800	02/01/2021	Aa3	800,000	834,664

					54,874,657
ESCROWED TO MATURITY BONDS
6.09% of Net Assets
Ashland KY Pollution Control Revenue - Ashland Inc	5.700	11/01/2009	Ba1	1,000,000	1,046,670
Danville KY Multi-City Lease Revenue - Hopkinsville	6.875	06/01/2012	Baa1	1,480,000	1,585,065
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2018	Aaa/AAA*/AAA@	33,000,000	33,762,630
Jefferson County KY Health Facilities - Alliant Health	5.125	10/01/2017	Aaa/AAA*/AAA@	4,980,000	5,031,493
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A - @	1,890,000	1,954,506

					43,380,364
MUNICIPAL UTILITY REVENUE BONDS
1.75% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,140,000	1,211,341
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aa1/AA+*	10,695,000	11,233,707

					12,445,048
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.57% of Net Assets
Jefferson County KY Health Facilities - Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,213,512
KY Development Finance Authority - Green River	6.000	11/01/2010	Aaa	1,000,000	1,011,810
KY Development Finance Authority - Norton Health	6.125	10/01/2010	A - @	3,440,000	3,543,303
KY Development Finance Authority - Catholic Health	5.125	10/01/2021	A1/AA*/AA-@	1,000,000	1,030,780
Madison County KY Industrial Building Revenue - McCready Manor	5.500	06/01/2020	AA-*	1,785,000	1,862,772
Pike County KY Mortgage Revenue - Phelps Regional Health	5.650	09/20/2027	AAA*	2,435,000	2,483,700

					11,145,877

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
GENERAL OBLIGATION BONDS
1.55% of Net Assets
Bowling Green KY General Obligation	5.300%	06/01/2018	Aa3	$1,000,000	$1,046,490
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,335,795
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,329,460
Jefferson County KY - Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,659,955
KY State Property & Building #62	4.625	09/01/2013	Aa3/A+*/AA-@	2,750,000	2,823,673
Louisville KY General Obligation	5.000	11/01/2019	Aa2/AA*	1,775,000	1,877,471

					11,072,844
PUBLIC FACILITIES REVENUE BONDS
.75% of Net Assets
Boone County KY Public Property Corporation - AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,063,180
Boone County KY Public Property Corporation - Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,872,973
Calloway County KY Public Property Corporation - Courthouse	5.625	03/01/2018	A*	1,000,000	1,020,670
Danville KY Multi-City Lease Revenue - Mt Sterling	5.000	09/01/2011	NR	335,000	337,097
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A3	1,060,000	1,063,106

					5,357,026
STATE AND LOCAL MORTGAGE REVENUE BONDS
.55% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	NR*	2,615,000	2,679,774
Kentucky Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,250,554

					3,930,328
CERTIFICATES OF PARTICIPATION BONDS
.35% of Net Assets
Shelbyville KY Certificate of Participation	5.350	10/01/2013	NR	1,295,000	1,322,402
Shelbyville KY Certificate of Participation	5.450	10/01/2017	NR	1,130,000	1,152,114

					2,474,516
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.31% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,174,623

					2,174,623

Total Investments (cost $685,994,144) (See (a) below for further explanation) 98.50% of Net Assets					$701,207,511

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at December 31, 2007.

^^	On May 9, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$17,619,347
Unrealized depreciation	(2,395,980)

Net unrealized appreciation	$15,223,367

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $685,984,144)		$701,207,511
Cash		2,715,811
Broker receivable		83,660
Receivable from investments sold		1,906,000
Interest receivable		9,396,644

Total assets		715,309,626
LIABILITIES:
Payable for:
Distributions to shareholders	2,780,424
Fund shares redeemed	224,602
Investment advisory fee	241,508
Transfer agent fee	72,417
Trustee fee	44,374
Accrued expenses	95,223

Total liabilities		3,458,548

NET ASSETS:
Capital		696,618,301
Net accumulated realized gain on investment transactions		9,410
Net unrealized appreciation in value of investments		15,223,367

Net assets at value		$711,851,078

NET ASSET VALUE, offering price and redemption price per share ($711,851,078 -:- 94,458,636 shares outstanding; unlimited number of shares authorized; no par value)		$7.54

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$16,069,639

Expenses:
Investment advisory fee	1,426,715
Transfer agent fee	427,539
Custodian expense	17,017
Professional fees	81,281
Trustee fees	41,026
Other expenses	68,362

Total expenses	2,061,940
Custodian expense reduction	(17,017)

Net expenses	2,044,923

Net investment income	14,024,716

Realized and unrealized gain on investments:
Net realized gain	319,619
Net increase in unrealized appreciation	9,882,137

Net realized and unrealized gain on investments	10,201,756

Net increase in net assets resulting from operations	$24,226,472

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase in net assets:
Operations:
Net investment income	$14,024,716	$27,771,550
Net realized gain on investments	319,619	596,796
Net increase in unrealized appreciation	9,882,137	2,175,301

Net increase in net assets resulting from operations	24,226,472	30,543,647
Distributions to shareholders from net investment income	(14,024,716)	(27,771,550)
Distributions to shareholders from capital gains	—	(649,014)
Net fund share transactions (Note 4)	(823,469)	13,421,142

Total increase	9,378,287	15,544,225
Net assets:
Beginning of year	702,472,791	686,928,566
End of year	$711,851,078	$702,472,791

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended 12/31/2007	For the years ended June 30,
		2007	2006	2005	2004
Net asset value, beginning of year	$7.43	$7.40	$7.67	$7.49	$7.73
Income from investment operations:
Net investment income	0.15	0.30	0.30	0.32	0.33
Net gains/(losses) on securities, both realized and unrealized	0.11	0.04	(0.27)	0.18	(0.24)

Total from investment operations	0.26	0.34	0.03	0.50	0.09
Less distributions:
Distributions from net investment income	(0.15)	(0.30)	(0.30)	(0.32)	(0.33)
Distributions from capital gains	—	(0.01)	—	—	—

Net asset value, end of year	$7.54	$7.43	$7.40	$7.67	$7.49

Total return	3.51%	4.51%	0.41%	6.79%	1.23%
Net assets, end of year (in thousands)	$711,851	$702,473	$686,929	$683,296	$614,357
Ratio of net expenses to average net assets (a)	0.29%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income to average net assets	1.99%	3.94%	4.00%	4.20%	4.37%
Portfolio turnover	1.93%	6.76%	17.60%	19.38%	7.89%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.29% for the six months ended December 31, 2007; .58% for 2007; .59% for 2006; .60% for 2005; and .60% for 2004 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
57.67% of Net Assets
Boone-Florence Water Supply System Revenue	4.300%	12/01/2011	Aaa/AAA@	$505,000	$524,150
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA*/AAA@	3,650,000	3,708,364
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA*/AAA@	500,000	506,450
Hardin County KY Hospital Revenue Refunding	3.500	10/01/2010	Aaa/AAA@	1,050,000	1,055,156
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA*/AAA@	300,000	303,030
Jefferson County KY School District Finance Corporation	3.125	01/01/2011	Aaa/AAA*/AAA@	1,240,000	1,231,394
Kentucky Asset Liability Project Notes	5.000	09/01/2017	Aaa/AAA*/AAA@	1,000,000	1,102,220
KY Asset Liability Project Notes	5.000	09/01/2016	Aaa/AAA*/AAA@	2,000,000	2,167,500
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aaa/AAA*/AAA@	1,250,000	1,362,950
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	NR*	1,000,000	1,006,810
KY State Property & Building Project #87	5.000	03/01/2020	Aaa/AAA*/AAA@	3,000,000	3,228,150
KY State Property & Building #69	5.000	08/01/2009	Aaa/AAA*/AAA@	1,620,000	1,664,615
KY State Property & Building #65	5.750	02/01/2009	Aaa/AAA*/AAA@	750,000	770,258
KY State Property & Building #82	5.250	10/01/2015	Aaa/AAA*/AAA@	2,000,000	2,231,340
KY State Property & Building #82	5.250	10/01/2017	Aaa/AAA*/AAA@	1,000,000	1,126,710
KY State Property & Building #74	5.375	02/01/2011	Aaa/AAA*/AAA@	1,005,000	1,068,355
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aaa/AAA*/AAA@	2,570,000	2,813,713
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa	1,025,000	1,041,646
Oldham County School Building Corporation	4.375	06/01/2018	Aaa	2,570,000	2,679,765
University of KY Consolidated Education Building - Series S	3.500	05/01/2010	Aaa/AAA@	1,190,000	1,198,187
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aaa	785,000	805,441
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aaa	1,330,000	1,361,361

					32,957,565
LEASE REVENUE BONDS
16.82% of Net Assets
KY Area Development District Financing City of Ewing ^	5.100	06/01/2010	AA*	820,000	834,686
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	AA*	1,000,000	1,022,150
KY Infrastructure Authority - Series A	5.000	06/01/2010	Aa3/A+*/AA-@	2,000,000	2,081,600
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,293,072
KY State Property & Building #71	5.500	08/01/2008	Aa3/A+*/AA-@	10,000	10,127
KY State Property & Building #60	5.500	10/01/2008	Aa3/A+*/AA-@	500,000	508,985
KY State Property & Building #73	3.700	11/01/2008	Aa3/A+*/AA-@	1,000,000	1,003,300
KY State Property & Building #73	5.250	11/01/2011	Aa3/A+*/AA-@	750,000	801,938
KY State Property & Building #73	5.250	11/01/2009	Aa3/A+*/AA-@	540,000	560,606
Laurel County KY School District Finance Corporation	4.600	03/01/2010	Aa3	1,000,000	1,022,190
Madison County KY School District Finance Corporation Revenue	3.500	05/01/2013	Aa3	470,000	472,256

					9,610,910
PREREFUNDED BONDS
7.64% of Net Assets
KY Economic Development Finance Authority - Catholic Health	5.500	12/01/2010	Aa2/AA*/AA@	2,100,000	2,231,859
KY Economic Development Finance Authority - Catholic Health	5.750	12/01/2015	Aa2/AA	2,000,000	2,134,700

					4,366,559
GENERAL OBLIGATION BONDS
4.87% of Net Assets
Jefferson County KY General Obligation	5.500	08/15/2010	Aa2/AA*	2,635,000	2,785,485

					2,785,485
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.16% of Net Assets
KY Economic Development Finance Authority - Catholic Health	4.250	10/01/2009	A1/AA-*/AA-@	255,000	258,292
KY Economic Development Finance Authority - Catholic Health	4.500	10/01/2011	A1/AA-*/AA-@	1,000,000	1,031,250
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A - @	500,000	515,015

					1,804,557
ESCROWED TO MATURITY BONDS
2.18% of Net Assets
Ashland KY Pollution Control Revenue Ashland Inc Project	5.700	11/01/2009	Ba1	500,000	523,335
KY Economic Development Finance Authority - Norton Health	6.125	10/01/2010	A - @	270,000	279,215
KY State Property & Building #71	5.500	08/01/2008	Aaa/AAA*/AAA@	440,000	446,120

					1,248,670
MUNICIPAL UTILITY REVENUE BONDS
1.81% of Net Assets
Louisville KY Waterworks Board Water System Revenue	4.500	11/15/2010	Aa1/AA*	1,000,000	1,034,250

					1,034,250

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
VARIABLE RATE BONDS
1.62% of Net Assets
KY Asset Liability Commission General Fund	3.792%	11/01/2027	Aaa/AAA*/AAA@	$965,000	$925,773

					925,773
CERTIFICATES OF PARTICIPATION BONDS
1.35% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	773,373

					773,373

Total Investments (cost $54,457,295)(See (a) below for further explanation) 97.12% of Net Assets					$55,507,142

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Certain bonds within the same Kentucky Area Development Districts (KADD) financial pool are in default, however, the bonds held by the Fund are not in default at December 31, 2007.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,212,412
Unrealized depreciation	(162,565)

Net unrealized appreciation	$1,049,847

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $54,457,295)		$55,507,142
Cash		1,004,823
Interest receivable		745,891

Total assets		57,257,856
LIABILITIES:
Payable for:
Distributions to shareholders	51,140
Fund shares redeemed	2,719
Investment advisory fee	24,420
Transfer agent fee	6,367
Trustee fee	7,058
Accrued expenses	13,199

Total liabilities		104,903

NET ASSETS:
Capital		57,857,167
Net accumulated realized loss on investment transactions		(1,754,061)
Net unrealized appreciation in value of investments		1,049,847

Net assets at value		$57,152,953

NET ASSET VALUE, offering price and redemption price per share ($57,152,953 -:- 10,944,263 shares outstanding; unlimited number of shares authorized; no par value)		$5.22

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$1,192,000

Expenses:
Investment advisory fee	148,656
Transfer agent fee	38,694
Custodian expense	2,400
Professional fees	9,426
Trustee fees	3,494
Other expenses	12,921

Total expenses	215,591
Custodian expense reduction	(2,400)

Net expenses	213,191

Net investment income	978,809

Realized and unrealized gain/(loss) on investments:
Net realized loss	(68,752)
Net increase in unrealized appreciation	1,131,238

Net realized and unrealized gain on investments	1,062,486

Net increase in net assets resulting from operations	$2,041,295

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Decrease in net assets:
Operations:
Net investment income	$978,809	$2,257,746
Net realized loss on investments	(68,752)	(356,429)
Net increase in unrealized appreciation	1,131,238	460,535

Net increase in net assets resulting from operations	2,041,295	2,361,852
Distributions to shareholders from net investment income	(978,809)	(2,257,746)
Net fund share transactions (Note 4)	(5,211,543)	(22,850,206)

Total decrease	(4,149,057)	(22,746,100)
Net assets:
Beginning of year	61,302,010	84,048,110

End of year	$57,152,953	$61,302,010

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended	For the years ended
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$5.13	$5.14	$5.28	$5.27	$5.44

Income from investment operations:
Net investment income	0.09	0.17	0.15	0.15	0.16
Net gains/(losses) on securities, both realized and unrealized	0.09	(0.01)	(0.14)	0.01	(0.17)

Total from investment operations	0.18	0.16	0.01	0.16	(0.01)
Less distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.15)	(0.15)	(0.16)

Net asset value, end of year	$5.22	$5.13	$5.14	$5.28	$5.27

Total return	3.45%	3.10%	0.22%	3.11%	(0.19%)
Net assets, end of year (in thousands)	$57,153	$61,302	$84,048	$97,941	$97,571
Ratio of net expenses to average net assets (a)	0.36%	0.72%	0.71%	0.69%	0.68%
Ratio of net investment income to average net assets	1.64%	3.25%	2.92%	2.87%	2.98%
Portfolio turnover	9.06%	4.87%	17.86%	9.51%	18.63%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.36% for the six months ended December 31, 2007; .72% for 2007; .72% for 2006; .71% for 2005; and .72% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds - 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
77.15% of Net Assets
De Soto County MS School District	4.500%	04/01/2016	Aaa/AAA*	$30,000	$31,280
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/AAA@	75,000	79,266
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA*/AAA@	20,000	20,797
Itawamba Community College District MS Educational Facility	5.000	02/01/2020	AAA*/AAA@	100,000	104,804
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Aaa/AAA*/AAA@	320,000	329,715
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	AAA*	120,000	136,769
MS Business Finance Corporation MS Pollution Control Revenue	4.600	04/01/2022	Aaa/AAA*	100,000	100,746
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2031	Aaa/AAA*/AAA@	75,000	78,180
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	Aaa/AAA*/AAA@	30,000	30,265
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aaa/AAA*	125,000	130,809
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	Aaa/AAA*	50,000	52,199
MS Development Bank Special Obligation Jackson Water/Sewer	4.750	09/01/2019	Aaa/AAA*/AAA@	100,000	104,882
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aaa/AAA*/AAA@	40,000	41,488
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	AAA*	50,000	52,361
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/AAA@	100,000	101,635
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	AAA*/AAA@	325,000	343,073
MS Development Bank Special Obligation Capital Projects ^^	5.875	07/01/2024	Aaa/AAA*/AAA@	55,000	59,717
MS Development Bank Special Obligation Capital Projects ^^	5.000	07/01/2024	Aaa/AAA*/AAA@	370,000	373,733
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA*/AAA@	100,000	105,414
MS Development Bank Special Obligation Municipal Energy	5.000	03/01/2031	Aaa/AAA*/AAA@	100,000	101,669
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	AAA*	150,000	154,713
MS State Refunding Notes Projects - Series C	5.000	12/01/2022	Aaa/AAA*/AAA@	200,000	213,170
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA*/AAA@	25,000	25,956
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/AAA@	75,000	80,034
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aaa/AAA*/AAA@	350,000	366,391
Olive Branch MS Public Improvement	4.125	06/01/2022	Aaa/AAA@	100,000	98,872
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/AAA@	30,000	31,484
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Aaa/AAA@	200,000	205,062
Stone County MS School District	4.000	06/01/2016	Aaa/AAA@	50,000	50,337
University Southern MS Education Building - Series A	5.000	03/01/2022	Aaa	100,000	106,258
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	AAA*/AAA@	15,000	15,002

					3,726,078
GENERAL OBLIGATION BONDS
14.83% of Net Assets
Hinds County MS School District	4.750	03/01/2015	NR	50,000	50,779
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2	20,000	20,996
MS Development Bank Special Obligation Public Improvement	4.750	12/01/2019	BBB+*	145,000	144,342
MS State General Obligation	5.100	11/15/2012	Aa3/AA*/AA@	10,000	10,785
Mississippi State General Obligation - Series A	5.500	12/01/2015	Aa3/AA*/AA@	100,000	112,984
MS State Refunding - Series A	5.250	11/01/2019	Aa3/AA*/AA@	325,000	365,924
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,486

					716,295
PREREFUNDED BONDS
5.02% of Net Assets
Biloxi MS Tax Increment - LTD Obligation - Series A	5.900	10/01/2019	NR*	35,000	36,594
MS Development Bank Special Obligation Madison County	5.250	06/01/2023	Aaa	50,000	54,669
MS Development Bank Special Obligation Southaven	6.200	03/01/2020	A*	10,000	10,326
MS Development Bank Special Obligation Adams County Juvenile	5.900	07/01/2017	A*	10,000	10,407
MS Development Bank Special Obligation Natchez Convention	5.800	07/01/2019	Aaa/AAA*/AAA@	25,000	28,342
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA*/AAA@	10,000	11,121
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	Aaa/AAA*/AAA@	5,000	5,438
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA*/AAA@	10,000	10,527
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA@	45,000	48,294
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa	10,000	10,836
Walnut Grove MS Correctional Authority Certificate of Participation	6.000	11/01/2019	Aaa/AAA*/AAA@	15,000	16,080

					242,635

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Mississippi Municipal Bonds - 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
ESCROWED TO MATURITY BONDS
1.13% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/Aaa	$25,000	$27,268
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	AAA*	25,000	27,243

					54,512

Total Investments (cost $4,679,888) (See (a) below for further explanation) 98.13% of Net Assets					$4,739,519

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^^	On May 30, 2006, the Issuer received a proposed adverse determination from the IRS which asserts that the interest paid to holders of the subject bonds is not excludable from gross income under section 103 of the Internal Revenue Code. The issuer is pursuing an appeal of the proposed adverse determination.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$90,924
Unrealized depreciation	(31,292)

Net unrealized appreciation	$59,631

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $4,679,888)		$4,739,519
Cash		38,639
Interest receivable		70,223
Receivable from Adviser		124

Total assets		4,848,505
LIABILITIES:
Payable for:
Distributions to shareholders	14,627
Fund shares redeemed	2
Transfer agent fee	2,317
Trustee fee	171
Accrued expenses	1,956

Total liabilities		19,073

NET ASSETS:
Capital		4,789,637
Net accumulated realized loss on investment transactions		(19,836)
Net unrealized appreciation in value of investments		59,631

Net assets at value		$4,829,432

NET ASSET VALUE, offering price and redemption price per share ($4,829,432 -:- 424,913 shares outstanding; unlimited number of shares authorized; no par value)		$11.37

STATEMENT OF OPERATIONS

For the year ended December 31, 2007

Net investment income:
Interest income	$113,828

Expenses:
Investment advisory fee	12,697
Transfer agent fee	3,809
Custodian expense	2,400
Pricing fees	2,104
Professional fees	969
Trustee fees	296
Other expenses	3,036

Total expenses	25,311
Fees waived by Adviser	(11,486)
Custodian expense reduction	(2,400)

Net expenses	11,425

Net investment income	102,403

Realized and unrealized gain/(loss) on investments:
Net realized loss	(10,731)
Net increase in unrealized appreciation	66,130

Net realized and unrealized gain on investments	55,399

Net increase in net assets resulting from operations	$157,802

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/2007	2007
Increase/(decrease) in net assets:
Operations:
Net investment income	$102,402	$211,237
Net realized (loss) on investments	(9,517)	(9,775)
Net increase in unrealized appreciation	66,130	16,180

Net increase in net assets resulting from operations	159,015	217,642
Distributions to shareholders from net investment income	(102,402)	(211,237)
Distributions to shareholders from realized gains	(607)	(22,573)
Net fund share transactions (Note 4)	(329,947)	149,254

Total increase/(decrease)	(273,941)	133,086
Net assets:
Beginning of year	5,103,373	4,970,287

End of year	$4,829,432	$5,103,373

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended	For the years ended June 30,
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$11.24	$11.25	$11.84	$11.34	$11.74

Income from investment operations:
Net investment income	0.23	0.45	0.46	0.47	0.48
Net gains/(losses) on securities, both realized and unrealized	0.13	0.04	(0.54)	0.50	(0.40)

Total from investment operations	0.36	0.49	(0.08)	0.97	0.08
Less distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.46)	(0.47)	(0.48)
Distributions from capital gains	—	(0.05)	(0.05)	—	—

Net asset value, end of year	$11.37	$11.24	$11.25	$11.84	$11.34

Total return	3.23%	4.39%	(0.76)%	8.66%	0.72%
Net assets, end of year (in thousands)	$4,829	$5,103	$4,970	$4,786	$3,146
Ratio of net expenses to average net assets (a)	0.23%	0.45%	0.46%	0.41%	0.40%
Ratio of net investment income to average net assets	2.03%	3.98%	3.95%	3.99%	4.16%
Portfolio turnover	2.64%	11.57%	16.33%	8.91%	0.18%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

.23% and .05% for the six months ended December 31, 2007; .43% and .09% for 2007; .44% and .10% for 2006; .45% and .12% for 2005; and .46% and .17% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
72.02% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aaa/AAA*	$1,000,000	$1,026,300
Burke County NC Certificate of Participation	5.000	04/01/2023	Aaa/AAA*	1,000,000	1,054,510
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA@	500,000	515,405
Charlotte NC Airport Revenue	5.250	07/01/2023	Aaa/AAA*/AAA@	1,000,000	1,058,600
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2026	Aaa/AAA*/AAA@	1,000,000	1,050,140
Charlotte NC Airport Revenue Bonds Refunding Charlotte Douglas	5.000	07/01/2025	Aaa/AAA*/AAA@	1,000,000	1,054,120
Cumberland County NC Certificate of Participation Civic Center	5.000	12/01/2018	Aaa/AAA*/AAA@	500,000	510,260
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA*/AAA@	250,000	256,493
Dare County NC Certificate of Participation	5.125	06/01/2018	Aaa/AAA*/AAA@	500,000	531,310
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aaa/AAA*/AAA@	1,000,000	1,051,840
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aaa/AAA*/AAA@	1,690,000	1,766,658
Greenville NC Housing Development Corporation	5.800	07/01/2024	Aaa/AAA*/AAA@	35,000	35,189
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA*/AAA@	1,475,000	1,563,854
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aaa/AAA*/AAA@	1,000,000	1,039,740
Iredell County NC Certificate of Participation Public Facility	5.250	10/01/2020	Aaa/AAA@	1,000,000	1,079,020
Iredell County NC Certificate of Participation School Project	5.000	06/01/2024	Aaa/AAA*	1,000,000	1,046,800
Lee County NC Certificate of Participation	5.000	04/01/2025	Aaa/AAA*	550,000	579,519
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	AAA*	100,000	101,645
Montgomery County NC Certificate of Participation Series A	5.000	02/01/2030	Aaa/AAA*	1,680,000	1,744,529
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA*/AAA@	1,110,000	1,142,667
New Hanover County NC Certificate of Participation	5.000	12/01/2022	Aaa/AAA*/AAA@	1,000,000	1,045,930
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	AA*	600,000	609,144
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	AA*	630,000	630,743
NC Medical Care Community Hospital - Morehead Memorial	5.000	11/01/2026	Aaa/AAA*/AAA@	2,000,000	2,074,400
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA*/AAA@	150,000	150,138
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Aaa/AAA*/BBB+	1,000,000	1,202,180
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Aaa/AAA*/AAA@	1,000,000	1,177,050
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	Aaa/AAA*/AAA@	1,000,000	1,055,270
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	Aaa/AAA*/AAA@	1,000,000	1,068,280
NC Medical Care Community Hospital Revenue - High Point	5.000	10/01/2019	Aaa/AAA*/AAA@	500,000	514,715
NC Medical Care Community Hospital Revenue - Rex Hospital	5.000	06/01/2017	Aaa/AAA*/AAA@	500,000	507,905
NC Medical Care Community Hospital Revenue - St Joseph	5.100	10/01/2014	Aaa/AAA*/AAA@	5,000	5,006
NC Medical Care Community Hospital Revenue - Stanly Hospital	5.375	10/01/2014	Aaa/AAA	50,000	50,559
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	500,000	505,750
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA*/AAA@	700,000	714,000
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/AAA@	1,000,000	1,056,980
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/AAA@	1,000,000	1,048,570
Randolph County NC Certificate of Participation	5.000	02/01/2027	Aaa/AAA@	1,000,000	1,039,930
Sampson County NC Certificate of Participation	5.000	06/01/2022	Aaa/AAA*/AAA@	1,250,000	1,330,063
Sampson County NC Certificate of Participation	5.000	06/01/2026	Aaa/AAA*	1,000,000	1,048,170
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA*/AAA@	500,000	514,555
University of NC System Pool Revenue	5.000	04/01/2019	Aaa/AAA@	1,000,000	1,070,160
University of NC Wilmington Certificate of Participation	5.250	06/01/2025	AAA*/AAA@	1,000,000	1,068,250
University of NC Wilmington Student Housing Project	5.000	06/01/2025	AAA*	580,000	607,562
Wilmington NC Certificate of Participation	5.000	06/01/2032	Aaa/AAA*/AAA@	1,500,000	1,551,566
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aaa/AAA*	500,000	523,690
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2021	Aa1/AAA*/AAA@	780,000	831,449
Wilson NC Certificate of Participation Public Facilities	5.000	05/01/2025	Aa1/AAA*/AAA@	750,000	787,020
Wilson County Certificate of Participation Public Facility	5.000	05/01/2029	Aaa/AAA*/AAA@	1,355,000	1,414,485
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA*	500,000	513,890

					43,926,009
CERTIFICATES OF PARTICIPATION BONDS
10.87% of Net Assets
Cabarrus County NC Certificate of Participation	5.000	04/01/2021	Aa3/AA-*/AA-@	650,000	682,643
Charlotte NC Certificate of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*	1,000,000	1,049,930
Charlotte NC Certificate of Participation Government Facility	5.250	06/01/2020	Aa2/AA+*/AA@	1,000,000	1,064,800
Forsyth County NC Certificate of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,106
Forsyth County NC Certificate of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	573,953
Mooresville NC Certificate of Participation	5.000	09/01/2032	A+*	1,000,000	1,011,400
NC Infrastructure Finance Corporation Certificate of Participation	5.000	02/01/2025	Aa2/AA+*/AA@	1,500,000	1,567,200
Winston Salem NC Certificate of Participation Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	676,921

					6,631,953
PREREFUNDED BONDS
5.78% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa2/AA*/AAA@	700,000	747,348
Charlotte NC Certificate of Participation Convention Facility	5.500	12/01/2020	Aa2/AA+*	700,000	752,066
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-*/A-@	1,000,000	1,043,330
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	Aaa/BBB*/BBB+@	805,000	981,166

					3,523,910

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
LEASE REVENUE BONDS
2.98% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500%	07/01/2028	Aa1/AAA*/AAA@	$750,000	$752,625
NC Infrastructure Financial Corporation Lease Purchase	5.000	10/01/2021	Aa2/AA+*/AA@	1,000,000	1,064,050

					1,816,675
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.08% of Net Assets
NC Medical Care Health Care Facilities Revenue—Novant Healt	5.000	11/01/2017	Aa3/AA-*/AA-@	1,000,000	1,046,740
NC Medical Care Community Hospital Revenue—Gaston Memorial	5.500	02/15/2019	A1/A+*	150,000	150,308
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1	45,000	46,085
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1	25,000	25,454

					1,268,587
GENERAL OBLIGATION BONDS
1.74% of Net Assets
Cary NC General Obligation	5.000	03/01/2019	Aaa/AAA*/AAA@	1,000,000	1,058,430

					1,058,430
MUNICIPAL UTILITY REVENUE BONDS
.91% of Net Assets
Charlotte NC Storm Water Revenue Refunding	5.250	06/01/2019	Aa2/AA+*	520,000	557,627

					557,627
ESCROWED TO MATURITY BONDS
.58% of Net Assets
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AA-@	325,000	353,194

					353,194
STATE AND LOCAL MORTGAGE REVENUE BONDS
.39% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa2/AA*	30,000	30,067
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA*	30,000	30,350
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,116
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	45,000	45,644
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2	95,000	95,066

					241,243

Total Investments (cost $58,321,729) (See (a) below for further explanation) 97.35% of Net Assets					$59,377,628

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,238,422
Unrealized depreciation	(182,523)

Net unrealized appreciation	$1,055,899

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $53,321,729)		$59,377,628
Cash		99,453
Receivable from investments sold		1,010,000
Interest receivable		710,777

Total assets		61,197,858
LIABILITIES:
Payable for:
Distributions to shareholders	152,588
Fund shares redeemed	7,643
Investment advisory fee	27,333
Transfer agent fee	7,085
Trustee fee	810
Accrued expenses	8,516

Total liabilities		203,975

NET ASSETS:
Capital		60,472,093
Net accumulated realized loss on investment transactions		(534,109)
Net unrealized appreciation in value of investments		1,055,899

Net assets at value		$60,993,883

NET ASSET VALUE, offering price and redemption price per share ($60,993,883 -:- 5,608,227 shares outstanding; unlimited number of shares authorized; no par value)		$10.88

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$1,313,795

Expenses:
Investment advisory fee	145,726
Transfer agent fee	37,991
Custodian expense	2,400
Professional fees	6,334
Trustee fees	3,326
Other expenses	15,973

Total expenses	211,750
Custodian expense reduction	(2,400)
Net expenses	209,350

Net investment income	1,104,445

Realized and unrealized gain on investments:
Net realized gain	153,513
Net increase in unrealized appreciation	568,395

Net realized and unrealized gain on investments	721,908

Net increase in net assets resulting from operations	$1,826,353

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase in net assets:
Operations:
Net investment income	$1,104,445	$1,980,016
Net realized gain on investments	153,513	86,767
Net increase/(decrease) in unrealized appreciation	568,395	(161,744)

Net increase in net assets resulting from operations	1,826,353	1,905,039
Distributions to shareholders from net investment income	(1,104,445)	(1,980,016)
Net fund share transactions (Note 4)	5,277,711	6,298,775

Total increase	5,999,619	6,223,798
Net assets:
Beginning of year	54,994,265	48,770,467

End of year	$60,993,884	$54,994,265

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended 12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$10.74	$10.74	$11.10	$10.78	$11.12

Income from investment operations:
Net investment income	0.21	0.41	0.42	0.44	0.44
Net gains/(losses) on securities, both realized and unrealized	0.14	0.00	(0.36)	0.32	(0.34)

Total from investment operations	0.35	0.41	0.06	0.76	0.10
Less distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.42)	(0.44)	(0.44)

Net asset value, end of year	$10.88	$10.74	$10.74	$11.10	$10.78

Total return	3.25%	3.85%	0.59%	7.13%	0.95%
Net assets, end of year (in thousands)	$61,002	$54,994	$48,770	$44,739	$38,791
Ratio of net expenses to average net assets (a)	0.36%	0.73%	0.72%	0.69%	0.69%
Ratio of net investment income to average net assets	1.91%	3.79%	3.89%	3.97%	4.05%
Portfolio turnover	7.15%	5.20%	12.73%	7.96%	10.51%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.36% for the six months ended December 31, 2007; .74% for 2007; .74% for 2006; .72% for 2005; .72% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
65.43% of Net Assets
Catawba County Certificate of Participation Public School	5.250%	06/01/2016	Aaa/NR*/AAA@	$125,000	$136,345
Catawba County NC Certificate of Participation Public School	5.250	06/01/2018	Aaa/AAA@	125,000	134,420
Catawba County NC Certificate of Participation	5.250	06/01/2019	Aaa/AAA*/AAA@	200,000	216,300
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA*/AAA@	100,000	102,038
Charlotte NC Certificate of Participation	5.000	08/01/2012	Aaa/AAA*/AAA@	1,000,000	1,070,410
Davie County NC Community College	4.000	06/01/2013	Aaa/AAA*	250,000	257,230
Forsyth County NC Public Improvement General Obligation	4.500	03/01/2009	Aaa/AAA*/AAA@	250,000	254,113
Greenville NC Certificate of Participation Public Facility	4.600	06/01/2011	Aaa/AAA*/AAA@	100,000	101,467
Harnett County NC Certificate of Participation	5.250	12/01/2009	Aaa/AAA*/AAA@	240,000	249,706
Haywood NC Certificate of Participation Refunding	5.000	10/01/2016	Aaa/AAA*/AAA@	635,000	687,661
Iredell County NC Certificate of Participation School Project	5.000	06/01/2018	Aaa/AAA*/AAA@	425,000	459,837
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA*/AAA@	200,000	201,738
Lee County NC Certificate of Participation	5.000	04/01/2016	Aaa/AAA*/AAA@	215,000	231,574
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	Aaa/AAA*/AAA@	385,000	419,450
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA*/AAA@	100,000	101,444
NC Medical Care Community Hospital - Rowan Medical	5.250	09/01/2016	Aaa/AAA*/AAA@	1,100,000	1,200,540
North Carolina Medical Care Community Hospital - Chatham Memorial	3.625	10/01/2010	AA*/AA@	100,000	99,207
NC Eastern Municipal Power Agency Power System Revenue	6.125	01/01/2009	Baa1/CCC*/BBB+	120,000	122,914
NC Municipal Power Agency Number 1 Catawba Electric	6.000	01/01/2010	Aaa/AAA*/AAA@	200,000	210,844
NC Medical Care Community Hospital - Scotland Memorial	5.375	10/01/2011	AA*	35,000	35,046
NC Medical Community Hospital - Wayne Memorial	4.750	10/01/2011	Aaa/AAA@	350,000	356,496
NC Medical Care Community Hospital - Rex Healthcare	5.250	06/01/2008	Aaa/AAA*/AAA@	450,000	454,167
Pitt County NC Certificate of Participation School Facility	4.750	04/01/2010	Aaa/AAA*/AAA@	100,000	103,444
Randolph County NC Certificate of Participation	5.200	06/01/2008	Aaa/AAA*/AAA@	145,000	146,228
Union County NC Certificate of Participation	5.000	06/01/2020	Aaa/AAA*/AAA@	250,000	266,970
University NC System Pool Revenue	5.000	10/01/2009	Aaa/AAA*/AAA@	170,000	173,990

					7,793,579
CERTIFICATES OF PARTICIPATION BONDS
14.39% of Net Assets
Cabarrus County NC Certificate of Participation	4.500	04/01/2009	Aa3/AA-*/AA-@	100,000	101,760
Cary County NC Certificate of Participation	5.000	12/01/2017	Aa1/AA+*/AA+@	250,000	266,563
Chapel Hill NC Certificate of Participation Operations Center	5.250	06/01/2019	Aa1/AA*	260,000	284,684
Charlotte NC Certificate of Participation	5.750	06/01/2008	Aa1/AA+*	100,000	101,102
Durham County NC Certificate of Participation	4.750	05/01/2009	Aa1/AA+*	110,000	112,145
Durham NC Certificate Of Participation	5.000	04/01/2010	Aa1/AA+*/AA+@	300,000	311,352
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA*/AA@	500,000	536,185

					1,713,791
GENERAL OBLIGATION BONDS
4.97% of Net Assets
NC State Public Improvement General Obligation	4.500	03/01/2010	Aa1/AAA*/AAA@	150,000	154,488
NC State Public School Building General Obligation	4.600	04/01/2010	Aa1/AAA*/AAA@	50,000	51,009
NC Public School Building General Obligation	4.600	04/01/2011	Aa1/AAA*/AAA@	115,000	118,028
NC State Public Improvement - Series A	5.000	03/01/2019	Aaa/AAA*/AAA@	250,000	268,328

					591,853
VARIABLE RATE BONDS
4.20% of Net Assets
NC Educational Facilities Davidson College	3.480	12/01/2020	AA*	500,000	500,000

					500,000
LEASE REVENUE BONDS
3.71% of Net Assets
Greensboro NC Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA+*/AA+@	75,000	76,215
Greensboro NC Enterprise System Revenue	5.000	06/01/2011	Aa3/AA+*/AA+@	250,000	264,530
Winston-Salem NC Certificate of Participation	3.950	06/01/2009	Aa1/AA+*/AA+@	100,000	100,973

					441,718
PREREFUNDED BONDS
2.86% of Net Assets
NC State General Obligation	4.750	04/01/2010	Aa1/AAA*/AAA@	100,000	101,393
Piedmont Triad NC Airport Authority Revenue	5.250	07/01/2011	Aaa/AAA*/AAA@	200,000	208,554
University NC System Pool Revenue - Series B	5.000	10/01/2009	Aaa/AAA*/AAA@	30,000	30,684

					340,631
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.34% of Net Assets
NC Medical Care Community Hospital - Pitt Memorial	4.400	12/01/2011	Aa3/AA-*/AA-@	275,000	279,320

					279,320
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.72% of Net Assets
University of NC Revenue Refunding	5.000	12/01/2010	Aa1/AA+*/AA+@	195,000	205,251

					205,251

Total Investments (cost $11,701,573) (See (a) below for further explanation) 99.62% of Net Assets					$11,866,143

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$140,778
Unrealized depreciation	(23,792)

Net unrealized appreciation	$116,986

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $11,701,573)		$11,866,143
Cash		39,684
Interest receivable		127,222

Total assets		12,033,049
LIABILITIES:
Payable for:
Distributions to shareholders	9,396
Fund shares redeemed	95,204
Investment advisory fee	4,939
Transfer agent fee	1,494
Trustee fee	628
Accrued expenses	10,008

Total liabilities		121,669

NET ASSETS:
Capital		11,920,778
Net accumulated realized loss on investment transactions		(173,968)
Net unrealized appreciation in value of investments		164,570

Net assets at value		$11,911,380

NET ASSET VALUE, offering price and redemption price per share ($11,911,380 -:- 1,135,040 shares outstanding; unlimited number of shares authorized; no par value)		$10.49

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$221,454

Expenses:
Investment advisory fee	28,594
Transfer agent fee	8,578
Custodian expense	2,400
Professional fees	3,153
Trustee fees	659
Other expenses	6,065

Total expenses	49,449
Custodian expense reduction	(2,400)

Net expenses	47,049

Net investment income	174,405

Realized and unrealized gain/(loss) on investments:
Net realized loss	(6,922)
Net increase in unrealized appreciation	223,996

Net realized and unrealized gain on investments	217,074

Net increase in net assets resulting from operations	$391,479

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase/(decrease) in net assets:
Operations:
Net investment income	$174,403	$369,700
Net realized loss on investments	(6,922)	(49,085)
Net increase in unrealized appreciation	223,996	54,347

Net increase in net assets resulting from operations	391,477	374,962
Distributions to shareholders from net investment income	(174,403)	(369,700)
Distributions to shareholders from realized gains	—	(2,550)
Net fund share transactions (Note 4)	412,843	(1,907,965)

Total increase/(decrease)	629,917	(1,905,253)
Net assets:
Beginning of year	11,281,463	13,186,716

End of year	$11,911,380	$11,281,463

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended	For the years ended June 30,
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$10.30	$10.31	$10.60	$10.57	$10.85

Income from investment operations:
Net investment income	0.16	0.32	0.30	0.30	0.32
Net gains/(losses) on securities, both realized and unrealized	0.19	(0.01)	(0.29)	0.03	(0.28)

Total from investment operations	0.35	0.31	0.01	0.33	0.04
Less distributions:
Distributions from net investment income	(0.16)	(0.32)	(0.30)	(0.30)	(0.32)

Net asset value, end of year	$10.49	$10.30	$10.31	$10.60	$10.57

Total return	3.41%	2.97%	0.06%	3.14%	0.33%
Net assets, end of year (in thousands)	$11,911	$11,281	$13,187	$16,829	$15,695
Ratio of net expenses to average net assets (a)	0.21%	0.81%	0.74%	0.56%	0.51%
Ratio of net investment income to average net assets	0.77%	3.01%	2.83%	2.81%	2.94%
Portfolio turnover	5.94%	13.33%	19.07%	5.93%	8.37%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .02% for the six months ended December 31, 2007; 0% and .04% for 2007; .05% and .03% for 2006; .21% and .03% for 2005; and .25% and .05% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
59.72% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2027	Aaa	$1,500,000	$1,591,110
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aaa	750,000	762,540
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	Aaa	1,050,000	1,139,051
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aaa	750,000	784,943
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	AAA*/AAA@	1,000,000	1,054,390
Clarksville TN Electric System Revenue Bonds	5.000	09/01/2032	Aaa	1,250,000	1,302,450
Cleveland TN General Obligation - Series A	5.000	06/01/2027	Aaa	680,000	707,928
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aaa	1,000,000	1,045,230
Columbia TN Refunded - Sewer System	5.000	12/01/2024	Aaa	1,235,000	1,300,060
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	AAA*	1,000,000	1,048,570
Giles County TN	4.500	02/01/2018	Aaa/AAA@	1,000,000	1,043,710
Greene County TN General Obligation - Series B	5.000	06/01/2024	Aaa/AAA@	505,000	533,376
Hallsdale-Powell Utility District Knox County TN Water and Sewer Revenue	5.000	04/01/2031	AAA*	740,000	773,959
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aaa/AAA@	1,410,000	1,458,335
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aaa	1,420,000	1,479,583
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aaa/AAA*/AAA@	200,000	207,676
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aaa	1,000,000	1,052,760
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Aaa/AAA*/AAA@	1,000,000	1,157,950
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/AAA@	710,000	720,551
Kingsport TN Industrial Development Board Multifamily	5.400	04/20/2021	AAA*	445,000	472,505
Kingsport TN Industrial Development Board Multifamily	5.700	04/20/2038	AAA*	1,000,000	1,052,830
Knox County TN Health Educational & Housing Facilities - Baptist	5.500	04/15/2017	Baa3/AAA*	1,315,000	1,328,150
Knox County TN Health Educational & Housing Facilities - Ft Sanders	6.250	01/01/2013	Aaa/AAA*/AAA@	10,000	11,237
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	450,000	466,902
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa/AAA*/AAA@	220,000	222,226
Knoxville TN Gas Revenue - Series K	4.750	03/01/2020	Aaa/AAA*/AAA@	1,500,000	1,543,275
Knoxville TN Gas Revenue Refunded System - Series K	4.750	03/01/2022	Aaa/AAA*/AAA@	1,550,000	1,578,024
Knoxville TN Wastewater System Revenue - Series A	4.750	04/01/2021	Aaa/AAA*/AAA@	1,150,000	1,178,359
Marion County TN Schools	5.000	06/01/2025	Aaa	1,050,000	1,108,233
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aaa/AAA*/AAA@	1,000,000	1,059,270
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aaa/AAA*/AAA@	1,000,000	1,054,280
Metro Nashville & Davidson County TN Multi Family	4.600	11/01/2026	AAA*	1,000,000	1,000,000
Metro Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*/AAA@	1,000,000	1,011,120
Metro Government Nashville & Davidson County TN Water & Sewer	4.750	01/01/2022	Aaa/AAA*/AAA@	1,000,000	1,010,000
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aaa/AAA*/AAA@	1,000,000	1,059,080
Montgomery County TN General Obligation	4.750	05/01/2016	Aaa/AAA@	1,000,000	1,080,510
Montgomery County TN General Obligation	4.750	05/01/2020	Aaa/AAA@	1,000,000	1,060,580
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	260,401
Overton County TN Refunding - Schools	5.000	04/01/2018	Aaa	1,000,000	1,080,780
Robertson County TN General Obligation	4.500	06/01/2015	Aaa/AAA@	300,000	313,614
Robertson County TN General Obligation	5.000	04/01/2018	Aaa/AAA@	760,000	816,772
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aaa/AAA@	1,435,000	1,496,949
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*/AAA@	505,000	515,474
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*/AAA@	690,000	699,639
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*/AAA@	500,000	506,335
Smith County TN General Obligation	5.000	04/01/2021	Aaa/AAA@	720,000	772,286
Sullivan County TN Health Educational & Housing Facilities	5.000	09/01/2016	AA*/AA@	1,000,000	1,025,700
Sullivan County TN Health Educational & Housing - Wellmont	5.000	09/01/2017	AA*/AA@	2,500,000	2,552,973
Sullivan County TN Health Educational & Housing Facilities	4.500	09/01/2019	AA*/AA@	1,000,000	982,130
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aaa/AAA*/AAA@	675,000	689,276
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aaa/AAA*/AAA@	1,395,000	1,463,829
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aaa/AAA*/AAA@	1,440,000	1,507,349
Washington County TN General Obligation School and Public	5.000	04/01/2016	Aaa/AAA@	1,120,000	1,226,904
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aaa	2,460,000	2,510,479
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aaa	1,235,000	1,298,948
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aaa/AAA@	2,505,000	2,613,792
Wilson County TN General Obligation Refunding	5.100	05/01/2016	Aaa/AAA@	745,000	749,269
Wilson County TN Referendum	5.000	04/01/2018	Aaa/AAA@	1,000,000	1,068,530

					60,612,182
GENERAL OBLIGATION BONDS
13.29% of Net Assets
Franklin TN School District Limited Tax Refunding	4.625	06/01/2018	Aa2	1,000,000	1,051,790
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	825,690
Knoxville TN General Obligation - Series A	5.000	05/01/2020	Aa2/AA*/AA+@	1,430,000	1,575,388
Memphis TN Referendum - General Improvement	5.000	11/01/2015	Aa2/AA*/AA-@	1,250,000	1,367,563
Memphis TN General Improvement	5.000	05/01/2020	Aa2/AA*/AA-@	2,000,000	2,095,860
Metro Government Nashville & Davidson County TN - Series B	5.000	08/01/2024	Aa2/AA*/AA+@	1,500,000	1,597,920
Shelby County TN - Series A	4.600	11/01/2022	Aa2/AA+*/AA@	500,000	513,480
Williamson County TN Refunding General Obligation	5.000	03/01/2020	Aa1	645,000	693,794
Williamson County TN Series A General Obligation	4.750	04/01/2021	Aa1	750,000	800,123
Williamson County TN Series B General Obligation	5.000	05/01/2023	Aa1	1,400,000	1,482,656
Williamson County TN General Obligation	5.000	05/01/2022	Aa1	1,400,000	1,483,580

					13,487,844

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
11.23% of Net Assets
Knox County TN Health - Fort Sanders Alliance	5.250%	01/01/2015	Aaa/AAA*/AAA@	$2,175,000	$2,378,428
Metro Nashville & Davidson County TN - Open Arms	5.100	08/01/2016	AA*	2,500,000	2,516,900
Metro Nashville & Davidson County TN - Open Arms	5.100	08/01/2019	AA*	1,660,000	1,667,885
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AA+@	4,750,000	4,832,223

					11,395,436
PREREFUNDED BONDS
5.22% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa2/AA*/AA@	1,000,000	1,017,230
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA*/AAA@	2,000,000	2,048,380
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/A-@	1,000,000	1,039,800
Knox County TN Health Educational & Housing - Covenant Health	5.000	01/01/2022	Aaa/AAA*/AAA@	550,000	593,032
Memphis TN General Improvement	5.000	11/01/2021	Aa2/AA*/AA-@	500,000	529,020
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA*	60,000	71,417

					5,298,879
STATE AND LOCAL MORTGAGE REVENUE
3.21% of Net Assets
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	335,000	338,186
TN Housing Development Agency Series 2001 - 3B	5.250	01/01/2020	Aa2/AA*	230,000	236,127
TN Housing Development Agency Mortgage Financing Series A	5.200	07/01/2023	Aa2/AA*	2,600,000	2,686,528

					3,260,841
MUNICIPAL UTILITY REVENUE BONDS
1.94% of Net Assets
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA*/AA@	700,000	718,088
Metro Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa3/AA*/AA@	1,085,000	1,133,196
Metro Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+*	120,000	120,103

					1,971,387
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.68% of Net Assets
Metro Nashville & Davidson County TN - McKendree	5.125	01/01/2020	AA*	1,700,000	1,700,000

					1,700,000
ESCROWED TO MATURITY BONDS
1.21% of Net Assets
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA*	5,000	5,415
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	Aaa/AAA*/AAA@	1,000,000	1,026,060
Metro Nashville & Davidson County TN - Dandridge Tower	6.375	01/01/2011	A2	200,000	200,000

					1,231,475
LEASE REVENUE BONDS
.25% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue - FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	256,030

					256,030
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.18% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*	20,000	21,964
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*	25,000	26,033
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA*	25,000	26,641
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA*	100,000	107,839

					182,477

Total Investments (cost $98,432,174) (See (a) below for further explanation) 97.93% of Net Assets					$99,396,551

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,419,744
Unrealized depreciation	(455,367)

Net unrealized appreciation	$964,377

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $98,432,174)		$99,396,551
Cash		1,160,405
Receivable from investments sold		270,000
Interest receivable		1,497,135

Total assets		102,324,091
LIABILITIES:
Payable for:
Distributions to shareholders	562,661
Fund shares redeemed	178,009
Investment advisory fee	42,793
Transfer agent fee	10,790
Trustee fee	1,222
Accrued expenses	39,372

Total liabilities		834,847

NET ASSETS:
Capital		101,300,050
Net accumulated realized loss on investment transactions		(775,184)
Net unrealized appreciation in value of investments		964,377

Net assets at value		$101,489,243

NET ASSET VALUE, offering price and redemption price per share ($101,489,243 -:- 9,241,495 shares outstanding; unlimited number of shares authorized; no par value)		$10.98

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$2,250,488

Expenses:
Investment advisory fee	252,852
Transfer agent fee	63,756
Custodian expense	2,460
Professional fees	10,989
Trustee fees	5,860
Other expenses	23,130

Total expenses	359,047
Custodian expense reduction	(2,460)

Net expenses	356,587

Net investment income	1,893,901

Realized and unrealized gain/(loss) on investments:
Net realized loss	(13,726)
Net increase in unrealized appreciation	1,026,848

Net realized and unrealized gain on investments	1,013,122

Net increase in net assets resulting from operations	$2,907,023

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase in net assets:
Operations:
Net investment income	$1,893,901	$3,537,827
Net realized gain/(loss) on investments	(13,726)	160,245
Net increase/(decrease) in unrealized appreciation	1,026,848	(134,883)

Net increase in net assets resulting from operations	2,907,023	3,563,189
Distributions to shareholders from net investment income	(1,893,901)	(3,537,827)
Net fund share transactions (Note 4)	779,061	11,404,073

Total increase	1,792,183	11,429,435
Net assets:
Beginning of year	99,697,061	88,267,626

End of year	$101,489,244	$99,697,061

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended	For the year ended June 30,
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$10.87	$10.84	$11.21	$10.87	$11.26

Income from investment operations:
Net investment income	0.21	0.41	0.42	0.43	0.45
Net gains/(losses) on securities, both realized and unrealized	0.11	0.03	(0.37)	0.34	(0.39)

Total from investment operations	0.32	0.44	0.05	0.77	0.06
Less distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.42)	(0.43)	(0.45)

Net asset value, end of year	$10.98	$10.87	$10.84	$11.21	$10.87

Total return	2.92%	4.05%	0.45%	7.21%	0.55%
Net assets, end of year (in thousands)	$101,489	$99,697	$88,268	$82,640	$70,499
Ratio of net expenses to average net assets (a)	0.35%	0.72%	0.71%	0.67%	0.67%
Ratio of net investment income to average net assets	1.88%	3.70%	3.82%	3.89%	4.05%
Portfolio turnover	4.19%	8.55%	6.14%	9.49%	16.11%

(a)	Percentages are after custodian/interest expense redumtions.

Percentages before custodian/interest expense reductions were:

.35% for the six months ended December 31, 2007; .74% for 2007; .73% for 2006; .69% for 2005; and .70% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
76.00% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625%	10/01/2009	Aaa/AAA*/AAA@	$715,000	$742,997
Dickson County TN Refunding	5.000	06/01/2015	Aaa/AAA@	140,000	150,133
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*/AAA@	315,000	316,531
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*/AAA@	125,000	126,023
Johnson City TN Refunding	4.000	06/01/2015	Aaa	400,000	411,372
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	303,285
Knoxville TN Electric Revenue - Series V	4.750	07/01/2021	Aaa/AAA*/AAA@	275,000	285,021
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA@	270,000	277,914
Maury County TN School & Public Improvement	5.000	04/01/2016	Aaa/AAA@	1,000,000	1,082,330
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aaa/AAA*/AAA@	500,000	547,810
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aaa/AAA*/AAA@	275,000	301,378
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aaa/AAA*/AAA@	450,000	487,427
Memphis TN Electric System Revenue - Series A	5.000	12/01/2015	Aaa/AAA*/AAA@	1,200,000	1,288,764
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*/AAA@	250,000	250,468
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*/AAA@	200,000	202,116
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*/AAA@	250,000	251,388
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*/AAA@	100,000	101,730
Sullivan County TN Health Educational & Housing Facility	5.000	09/01/2011	AA*/AA@	335,000	347,110
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*/AAA@	500,000	504,095

					7,977,892
GENERAL OBLIGATION BONDS
10.39% of Net Assets
Chattanooga TN General Obligation Unlimited	5.500	09/01/2010	Aa2/AA*/AA@	500,000	529,800
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	255,643
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	202,692
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa2/AA+*/AA@	100,000	102,840

					1,090,975
PREREFUNDED BONDS
3.92% of Net Assets
Metro Government Nashville & Davidson County TN General Obligation	5.125	11/15/2013	Aa2/AA*	300,000	311,376
TN State School Board Authority Higher Education Facility	4.800	05/01/2014	Aa2/AA-*	100,000	100,422

					411,798
LEASE REVENUE BONDS
3.89% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2/BBB*	400,000	408,372

					408,372
MUNICIPAL UTILITY REVENUE BONDS
1.67% of Net Assets
Knoxville TN Gas Revenue System - Series J	4.750	03/01/2010	Aa3/AA*	170,000	175,394
					175,394
HOSPITAL AND HEALTHCARE REVENUE BONDS
.98% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	103,161

					103,161
STATE AND LOCAL MORTGAGE REVENUE BONDS
.69% of Net Assets
Shelby County TN Multi-Family Housing Memphis - Series A ^	5.250	01/01/2009	NR	240,000	72,000

					72,000

Total Investments (cost $10,309,255) (See (a) below for further explanation) 97.54% of Net Assets					$10,239,592

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated

#	Bond ratings are unaudited.

^	Security in default and therefore is non-income producing.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

Unrealized appreciation	$58,306
Unrealized depreciation	(127,969)

Net unrealized depreciation	$(69,663)

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $10,309,255)		$10,239,592
Cash		19,613
Receivable from investments sold		250,000
Interest receivable		113,084

Total assets		10,622,289
LIABILITIES:
Payable for:
Distributions to shareholders	6,586
Borrowings under line of credit	107,022
Investment advisory fee	4,449
Transfer agent fee	1,343
Trustee fee	967
Accrued expenses	5,121

Total liabilities		125,488

NET ASSETS:
Capital		10,787,345
Net accumulated realized loss on investment transactions		(220,881)
Net unrealized depreciation in value of investments		(69,663)

Net assets at value		$10,496,801

NET ASSET VALUE, offering price and redemption price per share ($10,496,801 -:- 1,006,190 shares outstanding; unlimited number of shares authorized; no par value)		$10.43

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$204,393

Expenses:
Investment advisory fee	26,622
Transfer agent fee	7,987
Custodian expense	2,400
Professional fees	3,251
Trustee fees	621
Other expenses	4,833

Total expenses	45,714
Custodian expense reduction	(2,400)

Net expenses	43,314

Net investment income	161,079

Realized and unrealized loss on investments:
Net realized loss	(1,923)
Net increase in unrealized appreciation	120,268

Net realized and unrealized gain on investments	118,345

Net increase in net assets resulting from operations	$279,424

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Decrease in net assets:
Operations:
Net investment income	$161,079	$381,294
Net realized loss on investments	(1,923)	(41,349)
Net increase/(decrease) in unrealized appreciation	120,268	126,752

Net increase/(decrease) in net assets resulting from operations	279,424	466,697
Distributions to shareholders from net investment income	(161,079)	(381,296)
Net fund share transactions (Note 4)	(501,147)	(4,262,014)

Total decrease	(382,802)	(4,176,613)
Net assets:
Beginning of year	10,879,603	15,056,216

End of year	$10,496,801	$10,879,603

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended	For the year ended June 30,
	12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$10.32	$10.29	$10.60	$10.58	$10.91

Income from investment operations:
Net investment income	0.16	0.31	0.30	0.30	0.32
Net gains/(losses) on securities, both realized and unrealized	0.11	0.03	(0.31)	0.02	(0.33)

Total from investment operations	0.27	0.34	(0.01)	0.32	(0.01)
Less distributions:
Distributions from net investment income	(0.16)	(0.31)	(0.30)	(0.30)	(0.32)

Net asset value, end of year	$10.43	$10.32	$10.29	$10.60	$10.58

Total return	2.61%	3.34%	(0.10)%	3.05%	(0.07)%
Net assets, end of year (in thousands)	$10,497	$10,880	$15,056	$19,323	$20,311
Ratio of net expenses to average net assets (a)	0.41%	0.79%	0.71%	0.56%	0.51%
Ratio of net investment income to average net assets	1.52%	3.00%	2.86%	2.81%	2.99%
Portfolio turnover	7.10%	0.00%	23.21%	13.91%	5.92%

(a)	Percentages are after expenses waived by Adviser and custodian/interest expense reductions.

Expenses waived by Adviser and custodian/interest expense reductions were:

0% and .02% for the six months ended December 31, 2007; 0% and .04% for 2007; .04% and .03% for 2006; .19% and .04% for 2005; and .22% and .04% for 2004, respectively.

The accompanying notes are an integral part of the financial statements.

D UPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
U.S. Government Securities and Agencies — 100%
December 31, 2007

Bond Description	Coupon	Maturity Date	Rating#	Par Value of Shares	Market Value
FEDERAL HOME LOAN BANK
39.64% of Net Assets
Federal Home Loan Banks Medium Term Note	7.000%	08/15/2014	Aaa/AAA	$500,000	$581,741
Federal Home Loan Banks Medium Term Note	5.625	02/12/2018	Aaa/AAA	1,500,000	1,499,063
Federal Home Loan Banks Medium Term Note	5.620	08/06/2018	AAA/Aaa	3,000,000	2,998,125
Federal Home Loan Banks Medium Term Note	5.220	12/15/2014	Aaa/AAA	1,000,000	999,375
Federal Home Loan Banks Medium Term Note	5.375	04/22/2015	Aaa/AAA*/AAA@	3,025,000	3,112,410

					9,190,714
FEDERAL FARM CREDIT
22.39% of Net Assets
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AAA	1,550,000	1,651,204
Federal Farm Credit Bank	5.625	10/20/2015	Aaa/AAA*/AAA@	1,000,000	1,010,201
Federal Farm Credit Bank	5.875	08/16/2021	AAA*/AAA@	1,900,000	2,001,194
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AAA*/AAA@	500,000	528,080

					5,190,679
FEDERAL NATIONAL MORTGAGE ASSOCIATION
21.63% of Net Assets
Federal National Mortgage Association	5.300	08/15/2013	AAA/Aaa	2,000,000	2,013,486
Federal National Mortgage Association	5.500	12/09/2014	Aaa/AAA	1,000,000	999,450
Federal National Mortgage Association	5.250	12/30/2015	Aaa/AAA	1,000,000	1,001,609
Federal National Mortgage Association	5.210	06/30/2015	Aaa/AAA*/AAA@	1,000,000	1,001,471

					5,016,016
FEDERAL HOME LOAN MORTGAGE
8.58% of Net Assets
Federal Home Loan Mortgage Corporation	5.000	03/27/2018	Aaa/AAA	500,000	496,876
Federal Home Loan Mortgage Corporation	5.125	06/08/2015	Aaa/AAA*/AAA@	1,000,000	1,002,524
Federal Home Loan Mortgage Corporation	5.000	06/11/2021	AAA/AAA*/AAA@	500,000	490,083

					1,989,483
STUDENT LOAN MARKETING ASSOCIATION
4.96% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	Aaa/AAA	1,000,000	1,150,275

					1,150,275
CASH EQUIVALENTS
1.53% of Net Assets
US Bank U.S. Treasury Money Market Fund					354,151

					354,151

Total Investments (cost $22,247,758) (See (a) below for further explanation) 98.73% of Net Assets					$22,891,318

*	Standard and Poor’s Corporation

@	Fitch’s Investors Service

All other ratings by Moody’s Investors Service, Inc.

#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$646,357
Unrealized depreciation	(2,797)

Net unrealized appreciation	$643,560

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007	UNAUDITED

ASSETS:
Investments in securities, at value (Cost: $22,247,758)		$22,891,318
Cash		19,718
Interest receivable		307,378

Total assets		23,218,414

LIABILITIES:
Payable for:
Distributions to shareholders	23,269
Fund shares redeemed	547
Investment advisory fee	3,892
Transfer agent fee	2,937
Trustee fee	356
Accrued expenses	171

Total liabilities		31,172

NET ASSETS:
Capital		23,010,752
Net accumulated realized loss on investment transactions		(467,070)
Net unrealized appreciation in value of investments		643,560

Net assets at value		$23,187,242

NET ASSET VALUE, offering price and redemption price per share ($23,187,242 -:- 2,306,270 shares outstanding; unlimited number of shares authorized; no par value)		$10.05

STATEMENT OF OPERATIONS

For the six months ended December 31, 2007

Net investment income:
Interest income	$631,205

Expenses:
Investment advisory fee	23,133
Transfer agent fee	16,896
Custodian expense	2,400
Professional fees	2,613
Trustee fees	1,340
Postage expense	5,027
Printing expense	3,520
Other expenses	4,129

Total expenses	59,058
Custodian expense reduction	(2,400)

Net expenses	56,658

Net investment income	574,547

Realized and unrealized gain/(loss) on investments:
Net realized loss	(7,044)
Net increase in unrealized appreciation	928,836

Net realized and unrealized gain on investments	921,792

Net increase in net assets resulting from operations	$1,496,339

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended December 31, 2007 and the year ended June 30, 2007	UNAUDITED

	12/31/07	2007
Increase in net assets:
Operations:
Net investment income	$574,547	$1,138,528
Net realized loss on investments	(7,044)	(4,983)
Net increase in unrealized appreciation	928,836	203,062

Net increase in net assets resulting from operations	1,496,339	1,336,607
Distributions to shareholders from net investment income	(574,547)	(1,161,912)
Net fund share transactions (Note 4)	(287,637)	890,949

Total increase	634,155	1,065,644
Net assets:
Beginning of year	22,553,087	21,487,443

End of year	$23,187,242	$22,553,087

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months ended 12/31/2007	2007	2006	2005	2004
Net asset value, beginning of year	$9.66	$9.58	$10.07	$9.94	$10.35

Income from investment operations:
Net investment income	0.25	0.49	0.48	0.47	0.52
Net gains/(losses) on securities, both realized and unrealized	0.39	0.08	(0.49)	0.13	(0.41)

Total from investment operations	0.64	0.57	(0.01)	0.60	0.11
Less distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.48)	(0.47)	(0.52)

Net asset value, end of year	$10.05	$9.66	$9.58	$10.07	$9.94

Total return	6.65%	6.04%	(0.14)%	6.17%	1.09%
Net assets, end of year (in thousands)	$23,187	$22,553	$21,487	$22,369	$18,075
Ratio of net expenses to average net assets (a)	0.25%	0.51%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	2.50%	5.05%	4.97%	4.68%	5.12%
Portfolio turnover	4.32%	6.40%	17.67%	28.88%	42.35%

(a)	Percentages are after custodian/interest expense reductions.

Percentages before custodian/interest expense reductions were:

.26% for the six months ended December 31, 2007; .53% for 2007; .47% for 2006; .48% for 2005; and .48% for 2004 respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the "Trust") permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund" and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series' investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1.	Significant Accounting Policies, continued:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007 the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Delayed Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter into this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Funds’ policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2007. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management is evaluating the implications of FIN 48 and its impact on the Funds’ financial statements when adopted, has not yet been determined.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

1.	Significant Accounting Policies, continued:

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations. Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

Permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds' portfolios. Under the terms of the Investment Advisory Agreements for the Alabama, Kentucky, Mississippi, North Carolina, and Tennessee Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; and .35 of 1% of the average daily net assets in excess of $500,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

For the six months ended December 31, 2007, investment advisory fees and waived amounts were as follows:

	Investment Advisory fees	Waived Investment Advisory fees
Alabama Tax-Free Income Series	$29,797	$21,441
Kentucky Tax-Free Income Series	$1,426,715	—
Kentucky Tax-Free Short-to-Medium Series	$148,656	—
Mississippi Tax-Free Income Series	$12,697	$11,486
North Carolina Tax-Free Income Series	$145,726	—
North Carolina Tax-Free Short-to-Medium Series	$28,594	—
Tennessee Tax-Free Income Series	$252,852	—
Tennessee Tax-Free Short-to-Medium Series	$26,622	—
Intermediate Government Bond Series	$23,133	—

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2007, the cost of purchases and the proceeds from sales and maturities of securities (excluding short-term securities) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$689,260	$550,830
Kentucky Tax-Free Income Series	18,811,288	20,231,432
Kentucky Tax-Free Short-to-Medium Series	5,225,340	8,887,296
Mississippi Tax-Free Income Series	130,450	444,602
North Carolina Tax-Free Income Series	9,206,356	4,060,818
North Carolina Tax-Free Short-to-Medium Series	1,710,306	1,157,528
Tennessee Tax-Free Income Series	4,146,173	6,302,591
Tennessee Tax-Free Short-to-Medium Series	736,169	1,355,015
Intermediate Government Bond Series	968,300	1,002,230

4.	Capital Shares

At December 31, 2007, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
ALABAMA TAX-FREE INCOME SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	79,829	$928,243	217,192	$2,549,134
Shares issued for reinvestment of distributions and capital gains	16,489	192,576	26,093	306,525
Shares redeemed	(73,405)	(851,505)	(157,732)	(1,852,010)
Net increase	22,913	$269,314	85,553	$1,003,649

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

4.	Capital Shares, continued:

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
KENTUCKY TAX-FREE INCOME SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	4,417,476	$32,934,360	9,650,442	$72,716,213
Shares issued for reinvestment of distributions and capital gains	1,108,138	8,327,955	2,219,370	16,712,266
Shares redeemed	(5,638,262)	(42,085,784)	(10,077,019)	(76,007,337)
Net increase	(112,648)	($823,469)	1,792,792	$13,421,142

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	712,243	$3,685,454	2,426,071	$12,578,488
Shares issued for reinvestment of distributions	128,199	664,183	293,040	1,518,346
Shares redeemed	(1,848,840)	(9,561,180)	(7,131,122)	(36,947,040)
Net increase	(1,008,398)	($5,211,543)	(4,412,011)	($22,850,206)

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
MISSISSIPPI TAX-FREE INCOME SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	25,590	$288,672	146,878	$1,685,190
Shares issued for reinvestment of distributions and capital gains	5,974	67,809	13,380	152,943
Shares redeemed	(60,837)	(686,428)	(147,742)	(1,688,878)
Net increase	(29,273)	($329,947)	12,517	$149,254

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
NORTH CAROLINA TAX-FREE INCOME SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	812,259	$8,762,664	1,009,262	$11,001,946
Shares issued for reinvestment of distributions	72,727	788,496	125,366	1,366,179
Shares redeemed	(395,722)	(4,273,449)	(556,875)	(6,069,350)
Net increase	489,264	$5,277,711	577,752	$6,298,775

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	151,243	$1,574,893	217,217	$2,258,131
Shares issued for reinvestment of distributions and capital gains	11,800	122,759	25,624	266,880
Shares redeemed	(123,581)	(1,284,809)	(426,003)	(4,432,976)
Net increase	39,462	$412,843	(186,163)	($1,907,965)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

4.	Capital Shares, continued:

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
TENNESSEE TAX-FREE INCOME SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	782,862	$8,542,526	2,146,643	$23,718,638
Shares issued for reinvestment of distributions	71,845	787,087	137,737	1,518,224
Shares redeemed	(783,755)	(8,550,552)	(1,255,779)	(13,832,789)
Net increase	70,952	$779,061	1,028,600	$11,404,073

	Six Months Ended December 31, 2007		Year ended June 30, 2007
TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	54,364	$563,661	85,707	$892,357
Shares issued for reinvestment of distributions	11,822	122,756	27,954	290,963
Shares redeemed	(114,695)	(1,187,564)	(522,310)	(5,445,334)
Net decrease	(48,509)	($501,147)	(408,649)	($4,262,014)

	Six Months Ended December 31, 2007		Year Ended June 30, 2007
INTERMEDIATE GOVERNMENT BOND SERIES	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	134,979	$1,329,203	249,741	$2,434,050
Shares issued for reinvestment of distributions	43,854	434,066	87,142	851,183
Shares redeemed	(207,492)	(2,050,907)	(245,018)	(2,394,284)
Net increase	(28,659)	($287,637)	91,865	$890,949

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

As of June 30, 2007, the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, and Intermediate Government Bond Series have capital loss carryforwards which are available to offset future capital gains, if any. As of June 30, 2007 the Alabama Tax-Free Income Series and the Kentucky Tax-Free Income Series do not have any capital loss carryforwards.

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

6.	Federal Income Taxes, continued:

The capital loss carryforwards expire as follows:

	2008	2009	2010	2011	2012	2013	2014	2015	Total
Kentucky Tax-Free Short-to-Medium Series	$135,232	$312,672	$34,064	$—	$44,500	$329,431	$74,336	$608,765	$1,539,000
North Carolina Tax-Free Income Series	—	—	—	—	687,622	—	—	—	687,622
North Carolina Tax-Free Short-to-Medium Series	5,915	22,226	—	—	10,514	4,659	43,905	50,449	137,668
Tennessee Tax-Free Income Series	—	469,234	69,806	18,314	175,434	28,669	—	—	761,457
Tennessee Tax-Free Short-to-Medium Series	5,991	37,349	—	—	—	797	61,617	92,566	198,320
Intermediate Government Bond Series	209,853	46,873	—	—	117,848	2	64,307	21,143	460,026

During the year ended June 30, 2007 the following Funds utilized capital loss carryforwards as follows:

Amount
Alabama Tax-Free Income Series	$1,043
Kentucky Tax-Free Income Series	257,992
North Carolina Tax-Free Income Series	86,767
Tennessee Tax-Free Income Series	160,246

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2007 as follows:

Post October Losses
Kentucky Tax-Free Income Series	$(319,813)
Kentucky Tax-Free Short-to-Medium Series	(162,119)
Mississippi Tax-Free Income Series	(9,775)
North Carolina Tax-Free Short-to-Medium Series	(26,827)
Tennessee Tax-Free Short-to-Medium Series	(20,637)

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

6.	Federal Income Taxes, continued:

The tax character of distributions paid for the years ended June 30, 2007 and 2006 were as follows:

	2007			2006
	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Tax Exempt Income	Ordinary Income	Long-term Capital Gain
Alabama Tax-Free Income Series	$461,296	$—	$—	$368,623	$—	$—
Kentucky Tax-Free Income Series	27,771,550	—	649,014	27,614,512	—	—
Kentucky Tax-Free Short-to-Medium Series	2,257,746	—	—	2,644,939	—	—
Mississippi Tax-Free Income Series	211,237	—	22,573	186,687	—	17,756
North Carolina Tax-Free Income Series	1,980,016	—	—	1,797,666	—	—
North Carolina Tax-Free Short-to-Medium Series	369,700	2,550	—	415,263	—	—
Tennessee Tax-Free Income Series	3,537,827	—	—	3,246,995	—	—
Tennessee Tax-Free Short-to-Medium Series	381,296	—	—	492,563	—	—
Intermediate Government Bond Series	—	1,161,912	—	—	1,086,481	—

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, which have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2008, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

During the six months ended December 31, 2007, the weighted average borrowings for each Fund were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$2,332
Kentucky Tax Free Income Series	44,527
Kentucky Tax-Free Short-to-Medium Series	6,668
Mississippi Tax-Free Income Series	—
North Carolina Tax-Free Income Series	11,504
North Carolina Tax-Free Short-to-Medium Series	5,951
Tennessee Tax-Free Income Series	—
Tennessee Tax-Free Short-to-Medium Series	1,880
Intermediate Government Bond Series	225

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

The Funds have a contractual agreement with the custodian whereby the bank will provide custodial services for $1.00 per year. Through arrangements with the Funds’ custodian, credits realized as a result of unninvested cash balances were used to reduce each Fund’s expenses. During the year, these credits reduced each of the Funds’ expenses by the amount shown on the statements of operation as “Custodian expense reduction.”

Trustee and Officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers:

Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 77	President	Annual Term; 28 years service as President	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 56	Compliance Officer	Annual Term; 3 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 45	Executive Vice President	Annual Term; 2 year of service	President, Dupree & Company, Inc. Attorney, Dinsmore & Shohl LLP (2001-2004)	N/A	N/A

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 46	Vice President, Secretary, Treasurer	Annual Term; 9 years of service as Vice President, 7 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 48	Assistant Secretary	Annual Term; 14 years of service	Dupree & Company, Inc.	N/A	N/A

Trustees:

William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 67	Chairman, Trustee	Annual Term 6 years of service as Chairman; 18 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	9	N/A

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

Trustee and Officer information, continued:

Name, Address and Age (continued)	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Director

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 70	Trustee	Annual Term 11 years of service as Trustee	Alexander Farms, farming	9	KY Historical Society Foundation, KY Natural Lands Trust, Bluegrass Conservancy

James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 44	Trustee	Annual Term; 0 Years of Service	President, Secretary, Treasurer, Director Office Suites Plus (executive office space rental)	9	N/A

C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 63	Trustee	Annual Term 5 years of service as Trustee	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9	N/A

J. William Howerton 3954 Primrose Place Paducah, KY 42001 Age: 75	Trustee	Annual Term 7 years of service as Trustee	Judge (retired November 1996) KY Court of Appeals; Self-Employed Mediator (through 2006), Arbitrator and Special Judge. Trustee 4 accounts; Co-trustee 2 accounts.	9	KY Lottery Corporation; Carson Four Rivers Center for the Performing Arts

William S. Patterson 367 West Short Street Lexington, KY 40507 Age: 74	Trustee	Annual Term 28 years of service as Trustee	President, CEO, Cumberland Surety Co., Lexington, KY, President, Patterson & Co., Frankfort, KY, (real estate development, thoroughbred horse breeding and farming)	9	N/A

As of December 31, 2007, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ending December 31, 2007 the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling 800-866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Series of the Trust. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting on October 29, 2007, reviewed the following factors with respect to each Series: (1) the nature, extent and quality of services provided by Dupree & Company to each Series; (2) the investment performance of each Series; (3) the costs of the services provided to each Series and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each Series grows; (5) whether the level of fees reflects those economies of scale for the benefit of Series investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

The Trustees reviewed the following written materials in advance of the October 29, 2007 meeting: (1) The Annual Report for the Fund for the year ended June 30, 2007; (2) a report and memorandum dated October 19, 2007 prepared by the Investment Adviser containing data about the respective performance of each Series of the Fund, fees, expenses, purchases and redemptions for each Series, together with comparisons of data with other comparable funds; and (3) audited (year ended December 31, 2006) and unaudited financial statements (nine months ended September 30, 2007) of the Investment Adviser.

Set forth below are the general factors the Trustees considered for all of the Series, followed by an outline of the selected specific factors the Trustees considered for each particular Series.

Nature, Extent and Quality of Services

Pursuant to each agreement, the Investment Adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the Investment Adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the Series’ investment objectives’ and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the Investment Adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accounts, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

The Trustees considered that the Investment Adviser is an experienced investment adviser whose investment professionals have managed the several series of the Trust since their inception. The Investment Adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the Investment Adviser has carried out these responsibilities in a professional manner over the years.

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds.

Cost and Profitability

The Trustees reviewed the audited (year ended December 31, 2006) and unaudited financial statements (nine months ended September 30, 2007) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2007). The Investment Adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the Investment Adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees also considered expenses waived or reimbursed by the Investment Adviser.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative information for comparable peer group funds prepared by Morningstar. The Trustees considered that the proposed advisory fees to be paid to the Investment Adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

The Trustees considered the comparable expenses incurred by other similar portfolios and considered the integration of economies of scale into the expense formulation. The Investment Adviser reported that no “economies of scale” have been identified, stating that larger portfolio size will require more personnel to oversee the growth of the portfolios. The Investment Adviser also reported that additional compliance requirements can be expected to consume more personnel time and may preclude the realization of economies of scale. The Investment Adviser noted that pursuant to the terms of the Investment Advisory Agreements, shareholders of each Series may benefit as total net assets under management increase, since the Investment Adviser’s fees decrease on a percentage basis at certain threshold levels.

Fee Comparison with Other Clients

The Trustees considered the other 2 clients served by the Investment Adviser, there being no other Investment Company served by the Investment Adviser, and the other clients being institutional clients, for which Dupree & Company purchases fixed income investments (no municipal bonds) for these clients.

Other Benefits

The Trustees considered that the Investment Adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit reported is an increase in total fees received as each Series increases in net asset size. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

Investment Adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

•	Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 11 portfolio purchase transactions and 11 portfolio sale transactions

•	As of June 30, 2007 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $16,531 as compared to $14,358 for the 7 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of five stars. The Series has maintained an overall Morningstar rating of five stars since its inception on January 3, 2000

•	As of August 31, 2007 the Series Expense Ratio was 0.43% (after waiver of fees), the lowest of 7 funds compared by Morningstar.

•	Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 23 portfolio purchase transactions and 34 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $15,732 as compared to $15,831 for the 7 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of five stars

•	As of August 31, 2007 the Series Expense Ratio was 0.58%, the lowest of 19 funds compared by Morningstar.

•	Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 2 portfolio purchase transactions and 26 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $14,042 as compared to $14,810 for the 3 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of three stars

•

As of August 31, 2007 the Series Expense Ratio was 0.72%. Out of 19 funds compared by Morningstar, only four had lower expense ratios than this Series. Of these four funds, two only accept institutional clients, one only accepts retirement money and the other has a one million dollar minimum investment.

•	Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 7 portfolio purchase transactions and 7 portfolio sale transactions

•	As of June 30, 2007 the five year growth of $10,000 (since inception 1/3/00) invested in the Series was $16,224 as compared to $14,815 for the 10 Year Lehman Brothers Municipal Bond Index

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

•	As of August 31, 2007 the Series received an overall Morningstar rating of four stars

•	As of August 31, 2007 the Series Expense Ratio was 0.45% (after waiver of fees) and was the lowest of 4 funds compared by Morningstar.

•	North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 9 portfolio purchase transactions and 17 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $16,057 as compared to $15,831 for the 7 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of four stars

•

As of August 31, 2007 the Series Expense Ratio was 0.73%, the fifth lowest of 27 funds compared by Morningstar. Of the other four funds one was open to employees of the funds only, one had a one million dollar minimum investment, one had a front end load and a 12b-1 fee, and the other fund accepted only retirement accounts.

•	North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 5 portfolio purchase transactions and 21 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $14,318 as compared to $14,810 for the 3 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of three stars

•

As of August 31, 2007 the Series Expense Ratio was 0.81%, the fifth lowest of 27 funds compared by Morningstar. Of the other funds three charge a sales load, one is open only to employees of the fund, one is only open to institutional clients and one has a one million dollar minimum investment.

•	Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 18 portfolio purchase transactions and 27 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $16,575 as compared to $15,831 for the 7 Year Lehman Brothers Municipal Bond Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of four stars

•

As of August 31, 2007 the Series Expense Ratio was 0.72%, the fourth lowest of 11 funds compared by Morningstar. Two of the funds have a load and the fund with the lowest expense ratio is open to retirement accounts only.

•	Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 0 portfolio purchase transactions and 15 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $14,113 as compared to $14,810 for the 3 Year Lehman Brothers Municipal Bond Index

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

•	As of August 31, 2007 the Series received an overall Morningstar rating of three stars

•	As of August 31, 2007 the Series Expense Ratio was 0.79%, the fifth lowest of 11 funds compared by Morningstar.

•	Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2007, the Investment Adviser processed 1 portfolio purchase transactions and 1 portfolio sale transactions

•	As of June 30, 2007 the ten year growth of $10,000 invested in the Series was $17,249 as compared to $16,847 for the Lehman Brothers U.S. Government Bond Intermediate Index

•	As of August 31, 2007 the Series received an overall Morningstar rating of five stars

•	As of August 31, 2007 the Series Expense Ratio was 0.51%, the fifth lowest of 30 funds compared by Morningstar.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2007” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2007	Beginning Account Value July 1, 2007*	Ending Account Value December 31, 2007**	Expenses Paid During the Six Months Ended December 31, 2007
Alabama Tax-Free Income Series
Actual	.45%	$1,000.00	$1,032.00	$2.32
Hypothetical	.45	1,000.00	1,025.20	2.31

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

Schedule of Shareholder Expenses, continued:

	Net Expense Ratio Annualized December 31, 2007	Beginning Account Value July 1, 2007*	Ending Account Value December 31, 2007**	Expenses Paid During the Six Months Ended December 31, 2007
Kentucky Tax-Free Income Series
Actual	.58%	1,000.00	1,035.10	2.98
Hypothetical	.58	1,000.00	1,025.20	2.96
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,034.50	3.69
Hypothetical	.72	1,000.00	1,025.20	3.68
Mississippi Tax-Free Income Series
Actual	.45	1,000.00	1,032.30	2.32
Hypothetical	.45	1,000.00	1,025.20	2.31
North Carolina Tax-Free Income Series
Actual	.72	1,000.00	1,032.50	3.68
Hypothetical	.72	1,000.00	1,025.20	3.67
North Carolina Tax-Free Short-to-Medium Series
Actual	.82	$1,000.00	$1,034.10	$4.22
Hypothetical	.82	1,000.00	1,025.20	4.20
Tennessee Tax-Free Income Series
Actual	.71	1,000.00	1,029.20	3.62
Hypothetical	.71	1,000.00	1,025.20	3.62
Tennessee Tax-Free Short-to-Medium Series
Actual	.81	1,000.00	1,026.10	4.16
Hypothetical	.81	1,000.00	1,025.20	4.15
Intermediate Government Bond Series
Actual	.49	1,000.00	1,066.50	2.56
Hypothetical	.49	1,000.00	1,025.20	2.51

*	The example is based on an investment of $1,000 invested at the beginning of the period.

**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [number of days in most recent fiscal half-year/365] (to reflect one-half year period).

DUPREE MUTUAL FUNDS	UNAUDITED
OTHER UNAUDITED INFORMATION
December 31, 2007

Shareholder Meeting

A meeting of Shareholders was held on October 29, 2007. The purpose of the meeting was (i) to elect Messrs. William Combs, C. Timothy Cone, J. William Howerton, William Patterson, James C. Baughman, Jr., and Ms. Lucy A. Breathitt as Trustees and (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2008. The results of all matters voted on by shareholders at the Shareholder Meeting held October 29, 2007 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
James C. Baughman, Jr.	73,442,690.181	7,974.292	794,885.810	0.00	74,245,550.283
Lucy A. Breathitt	73,246,179.509	7,974.292	794,885.810	0.00	74,049,039.611
William A. Combs	73,464,364.950	7,974.292	794,885.810	0.00	74,267,225.052
C. Timothy Cone	73,416,097.174	7,974.292	794,885.810	0.00	74,218,957.276
J. William Howerton	73,219,949.902	7,974.292	794,885.810	0.00	74,022,810.004
William S. Patterson	73,100,684.355	7,974.292	794,885.810	0.00	73,903,544.457

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2008:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	72,916,814.627	309,950.970	891,088.850	74,117,854.447

C.	Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	64,782,175.628	1,056,427.567	8,279,251.252	74,117,854.447

The Statement of Additional Information (“SAI”) includes additional information about Fund Trustees and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics: Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert: Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services: Not applicable for semi-annual report.

Item 5.	Not applicable for semi-annual report.

Item 6.	Included as part of item 1.

Item 7.	Not applicable

Item 8.	Not applicable.

Item 9.	Not applicable

Item 10.	There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11.	Controls and Procedures:

(a)	Within 90 days of filing this report the registrant’s principal executive officers have deemed the disclosure controls and procedures effective.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Incorporated by reference from Post Effective Amendment No. 45

(a)(2)	Certifications

(a)(3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DUPREE MUTUAL FUNDS
(Registrant)

By	/s/ Thomas P. Dupree, Sr.
Thomas P. Dupree, President

Date	5th March 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Treasurer

Date	5th March 2008